                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSRS

Investment Company Act file number 811-4257

                            SCUDDER VARIABLE SERIES I
                            -------------------------
               (Exact Name of Registrant as Specified in Charter)

                 Two International Place, Boston, MA 02110-4103
                 ----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        12/31

Date of reporting period:       6/30/2004

ITEM 1.  REPORT TO STOCKHOLDERS

[Scudder Investments logo]

Scudder Variable Series I

Semiannual Report to Shareholders

June 30, 2004

Contents

Money Market Portfolio

<Click Here> Management Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

Bond Portfolio

<Click Here> Management Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

Balanced Portfolio

<Click Here> Management Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

Growth and Income Portfolio

<Click Here> Management Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

Capital Growth Portfolio

<Click Here> Management Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

21st Century Growth Portfolio

<Click Here> Management Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

Global Discovery Portfolio

<Click Here> Management Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

International Portfolio

<Click Here> Management Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

Health Sciences Portfolio

64 Management Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

This report must be preceded or accompanied by a prospectus. To obtain a prospectus, call (800) 778-1482 or your financial representative. We advise you to consider the product's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the investment product. Please read the prospectus carefully before you invest.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE

Investments in variable portfolios involve risk. Some portfolios have more risk than others. These include portfolios that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in Emerging Market countries). Please read the prospectus for specific details regarding a portfolio's investments and risk profile.

Management Summary June 30, 2004

Money Market Portfolio

At the start of 2004, with economic recovery beginning to gather momentum, the market's focus turned to job creation. With every monthly announcement by the government during the first quarter of 2004, investors grew more and more disappointed, as job creation remained subdued. Money market yields reacted accordingly, with the one-year LIBOR declining from 1.60% at the start of this year to 1.35% by the end of March. Then, in early April, fixed-income markets experienced a dramatic turnaround as the government reported that the economy had created more than 300,000 new jobs in March. Throughout the first half of 2004, the Fed was hinting that it would soon change its policy and shift away from an accommodative stance. The Fed finally acted during its late-June meetings, raising the federal funds rate by 25 basis points and stating that it would conduct its credit tightening program "at a pace that is likely to be measured."

For the six-month period ended June 30, 2004, the portfolio provided a total return of 0.30% (Class A shares, unadjusted for contract charges) compared with the 0.27% average return for funds in the Lipper Variable Money Market Funds category for the same period, according to Lipper Inc. The fund's 7-day current yield was 0.64% as of June 30, 2004.

During the period, we pursued a "barbell" strategy. That is, we purchased longer-duration instruments with maturities of six to nine months and - increasingly - short-term securities with maturities of three months or less; we kept the shorter-term securities in the portfolio to meet liquidity needs. Toward the close of the period, we began to decrease the portfolio's average maturity slightly so that more of its securities would mature more quickly, and we could invest at higher interest rates when the Fed began to increase the federal funds rate. Going forward, we will continue our insistence on the highest credit quality within the portfolio and maintain our conservative investment strategies and standards.

A group of investment professionals is responsible for the day-to-day management of the portfolio. These investment professionals have a broad range of experience managing money market funds.

Deutsche Investment Management Americas Inc.

All performance shown is historical, assumes reinvestment of all dividends, and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Please visit scudder.com for the product's most recent month-end performance. The yield quotation more closely reflects the current earnings of the portfolio than the total return quotation. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Information concerning the portfolio holdings of the portfolio as of month-end is available upon request on the 16th of the following month.

Risk Considerations

An investment in this portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the portfolio. Please read this portfolio's prospectus for specific details regarding its investments and risk profile.

LIBOR, the London Interbank Offered Rate, is the most widely used benchmark or reference rate for short-term interest rates. LIBOR is the rate of interest at which banks borrow funds from other banks, in large volume, in the international market.

The Lipper Money Market Funds category includes funds that invest in high-quality financial instruments rated in the top two grades with dollar-weighted average maturities of less than 90 days and that intend to keep a constant net asset value. It is not possible to invest directly in a Lipper category.

Portfolio management market commentary is as of June 30, 2004, and may not come to pass. This information is subject to change at any time based on market and other conditions.

Investment Portfolio as of June 30, 2004 (Unaudited)

Money Market Portfolio

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 8.3%
Credit Lyonnais AG, 1.11%, 9/24/2004	2,000,000	2,000,000
Societe Generale:
1.13%, 7/7/2004	1,000,000	1,000,000
1.185%, 1/4/2005	2,000,000	2,000,000
Total Certificates of Deposit and Bank Notes (Cost $5,000,000)		5,000,000

Commercial Paper** 33.9%
Alliance & Leicester Corp., 1.1%, 7/22/2004	1,000,000	999,358
Cancara Asset Securitization LLC, 1.08%, 7/19/2004	2,000,000	1,998,920
Ciesco LP, 1.08%, 7/6/2004	2,000,000	1,999,700
GE Capital International Funding, Inc., 1.07%, 7/1/2004	1,500,000	1,500,000
Irish Life and Permanent PLC, 1.18%, 8/6/2004	2,000,000	1,997,640
Lake Constance Funding LLC, 1.11%, 7/15/2004	2,000,000	1,999,137
Liberty Street Funding Corp., 1.26%, 7/9/2004	2,000,000	1,999,440
Perry Global Funding LLC:
0.01%, 9/22/2004	2,000,000	1,994,743
1.18%, 10/6/2004	1,000,000	996,821
Scaldis Capital LLC, 1.45%, 10/12/2004	3,000,000	2,987,554
Tulip Funding Corp., 1.17%, 8/10/2004	2,000,000	1,997,400
Total Commercial Paper (Cost $20,470,713)		20,470,713

Floating Rate Notes* 34.9%
American Honda Finance Corp., 144A, 1.52%, 1/24/2005	1,000,000	1,002,237
CC (USA), Inc., 144A, 1.235%, 7/21/2004	3,000,000	2,999,992
CIT Group, Inc., 1.39%, 12/1/2004	500,000	500,045
General Electric Capital Corp., 1.67%, 9/15/2004	1,540,000	1,540,637
	Principal Amount ($)	Value ($)

Freddie Mac, 1.1%, 10/7/2005	4,000,000	4,000,000
IBM Corp., 1.535%, 9/10/2004	4,000,000	4,001,367
International Lease Finance Corp., 5.125%, 8/1/2004	2,000,000	2,006,678
Morgan Stanley:
1.23%, 7/23/2004	2,000,000	2,000,000
1.23%, 2/18/2005	1,000,000	1,000,000
Tango Finance Corp., 144A, 1.24%, 3/22/2005	2,000,000	1,999,926
Total Floating Rate Notes (Cost $21,050,882)		21,050,882

US Government Sponsored Agencies 9.1%
Federal Home Loan Bank, 1.5%, 3/8/2005	500,000	500,000
Federal Home Loan Mortgage Corp.:
1.315%, 1/11/2005	1,000,000	992,914
3.25%, 11/15/2004	2,500,000	2,515,941
Federal National Mortgage Association:
1.16%, 10/13/2004	1,000,000	996,649
1.75%, 5/23/2005	500,000	500,000
Total US Government Sponsored Agencies (Cost $5,505,504)		5,505,504

Promissory Note 1.6%
Goldman Sachs Group, Inc., 1.25%, 10/25/2004 (Cost $1,000,000)	1,000,000	1,000,000

Repurchase Agreements 12.2%
Goldman Sachs Co., Inc., 1.6%, dated 6/30/2004, to be repurchased at $5,000,222 on 7/1/2004 (b)	5,000,000	5,000,000
State Street Bank and Trust Co., 1.35%, dated 6/30/2004, to be repurchased at $2,377,089 on 7/1/2004 (c)	2,377,000	2,377,000
Total Repurchase Agreements (Cost $7,377,000)		7,377,000
Total Investment Portfolio - 100.0% (Cost $60,404,099) (a)		60,404,099

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2004.
** Annualized yield at time of purchase; not a coupon rate.
(a) Cost for federal income tax purposes was $60,404,099.
(b) Collateralized by a $1,556,472 Federal National Mortgage Association, 5.5%, maturing on 3/1/2034 with a value of $1,533,642, a $1,143,607 Federal National Mortgage Association, 4.5%, maturing on 12/1/2018 with a value of $1,077,975 and a $2,581,564 Federal National Mortgage Association, 5.0%, maturing on 5/1/2034 with a value of $2,488,384.
(c) Collateralized by a $2,377,000 US Treasury Note, 1.35%, maturing on 10/7/2004 with a value of $2,425,827.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

At December 31, 2003, the Money Market Portfolio had a net tax basis capital loss carryforward of approximately $4,400 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2008 ($1,000) and December 31, 2009 ($3,400), the respective expiration dates, whichever occurs first.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Money Market Portfolio

Statement of Assets and Liabilities as of June 30, 2004 (Unaudited)
Assets
Investments: Investments in securities, at amortized cost	$ 53,027,099
Repurchase agreements, at amortized cost	7,377,000
Total investments in securities, at amortized cost	60,404,099
Cash	558
Interest receivable	101,443
Other assets	1,172
Total assets	60,507,272
Liabilities
Accrued management fee	18,866
Other accrued expenses and payables	33,184
Total liabilities	52,050
Net assets, at value	$ 60,455,222
Net Assets
Net assets consist of: Undistributed net investment income	419
Accumulated net realized gain (loss)	(2,643)
Paid-in capital	60,457,446
Net assets, at value	$ 60,455,222
Net Asset Value, offering and redemption price per share ($60,455,222 / 60,448,608 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 1.00

Statement of Operations for the six months ended June 30, 2004 (Unaudited)
Investment Income
Income: Interest	$ 360,461
Expenses: Management fee	117,464
Custodian fees	9,150
Accounting fees	14,676
Auditing	6,010
Legal	9,924
Trustees' fees and expenses	3,220
Reports to shareholders	4,300
Other	2,642
Total expenses, before expense reductions	167,386
Expense reductions	(626)
Total expenses, after expense reductions	166,760
Net investment income	193,701
Net realized gain (loss) from investments	1,745
Net increase (decrease) in net assets resulting from operations	$ 195,446

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Operations: Net investment income	$ 193,701	$ 704,805
Net realized gain (loss) on investment transactions	1,745	637
Net increase (decrease) in net assets resulting from operations	195,446	705,442
Distributions to shareholders from net investment income	(193,282)	(706,913)
Portfolio share transactions: Proceeds from shares sold	19,422,160	51,053,448
Reinvestment of distributions	193,282	706,913
Cost of shares redeemed	(28,907,115)	(83,121,288)
Net increase (decrease) in net assets from Portfolio share transactions	(9,291,673)	(31,360,927)
Increase (decrease) in net assets	(9,289,509)	(31,362,398)
Net assets at beginning of period	69,744,731	101,107,129
Net assets at end of period (including undistributed net investment income of $419 at June 30, 2004)	$ 60,455,222	$ 69,744,731
Other Information
Shares outstanding at beginning of period	69,740,281	101,101,208
Shares sold	19,422,160	51,053,448
Shares issued to shareholders in reinvestment of distributions	193,282	706,913
Shares redeemed	(28,907,115)	(83,121,288)
Net increase (decrease) in Portfolio shares	(9,291,673)	(31,360,927)
Shares outstanding at end of period	60,448,608	69,740,281

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Money Market Portfolio

Years Ended December 31,	2004[a]	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations: Net investment income	.003	.008	.015	.038	.060	.049
Less distributions from: Net investment income	(.003)	(.008)	(.015)	(.038)	(.060)	(.049)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.30**	.82	1.49	3.88	6.21	4.99
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	60	70	101	139	121	179
Ratio of expenses before expense reductions (%)	.52*	.48	.43	.46[b]	.46	.43
Ratio of expenses after expense reductions (%)	.52*	.48	.43	.45[b]	.46	.43
Ratio of net investment income (%)	.61*	.83	1.49	3.77	6.00	4.90

a For the six months ended June 30, 2004 (Unaudited).
b The ratios of expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .45% and ..45%, respectively.
* Annualized
** Not annualized

Management Summary June 30, 2004

Bond Portfolio

After preparing the market for a policy change, the Federal Open Market Committee increased the federal funds rate by 25 basis points in late June and set expectations for a "measured" pace of monetary policy tightening going forward. Over the period, volatility continued within the fixed-income markets as Treasury rates declined in the first quarter in response to disappointing job-creation reports. Treasury yields then spiked sharply - with the yield of the 10-year Treasury note increasing 24 basis points in just one day - when investors were caught off guard by a surprisingly strong jobs announcement in early April. Despite a difficult second quarter for bonds, the portfolio managed to post a positive return of 0.50% (Class A shares, unadjusted for contract charges) for the six-month period ended June 30, 2004, outpacing the 0.15% return of its benchmark, the Lehman Brothers Aggregate Bond Index.

Mortgages outperformed comparable Treasuries during the period and were a significant contributor to the portfolio's performance. The asset-backed securities market, which performed well during the first quarter, underperformed Treasuries in the second quarter; overall, though, our overweight in the asset-backed sector boosted six-month returns. In addition, security selection within the credit sector generated positive returns for the portfolio. Lastly, the portfolio's exposure to high-yield bonds added value, while emerging-markets debt holdings detracted modestly from returns. Going forward, we believe that our disciplined, value-oriented approach can help to dampen the effect of rising interest rates should the Federal Reserve continue to tighten.

Gary W. Bartlett J. Christopher Gagnier
Warren S. Davis Daniel R. Taylor
Thomas J. Flaherty Andrew P. Cestone
Timothy C. Vile
Co-LeadManagers

Stephen Ilott Catharine Peppiatt
Paul Lambert Bruce Rodio
William T. Lissenden Ian Winship
Brett Diment
Portfolio Managers

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less then their original cost. Current performance may be lower or higher than the performance data quoted. Please visit scudder.com for the product's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Information concerning the portfolio holdings of the portfolio as of month-end is available upon request on the 16th of the following month.

Risk Considerations

Investments by the portfolio in lower-rated bonds present greater risk to principal and income than investments in higher-quality securities. This portfolio invests in individual bonds whose yields and market values fluctuate so that your investment may be worth more or less than its original cost. Additionally, investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and changes in political/economic conditions and market risks. All of these factors may result in greater share price volatility. Please see this portfolio's prospectus for specific details regarding its investments and risk profile.

The Lehman Brothers Aggregate Bond Index is an unmanaged, market-value-weighted measure of Treasury issues, agency issues, corporate bond issues and mortgage securities. Index returns assume reinvested dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Portfolio management market commentary is as of June 30, 2004, and may not come to pass. This information is subject to change at any time based on market and other conditions.

Investment Portfolio as of June 30, 2004 (Unaudited)

Bond Portfolio

	Principal Amount ($)(h)	Value ($)

Corporate Bonds 20.8%
Consumer Discretionary 2.5%
Adesa, Inc., 7.625%, 6/15/2012	15,000	15,131
Bally Total Fitness Holdings Corp., 10.5%, 7/15/2011	30,000	28,200
Boca Resorts, Inc., 9.875%, 4/15/2009	45,000	47,362
Buffets, Inc., 11.25%, 7/15/2010	10,000	10,450
Cablevision Systems Corp.:
144A, 5.67%, 4/1/2009* (e)	35,000	35,875
144A, 8.0%, 4/15/2012	10,000	9,850
Carrols Corp., 9.5%, 12/1/2008	20,000	20,700
Choctaw Resort Development Enterprises, 9.25%, 4/1/2009	55,000	59,125
Circus & Eldorado, 10.125%, 3/1/2012 (e)	30,000	30,150
Comcast Cable Communications:
6.2%, 11/15/2008 (e)	85,000	90,555
8.375%, 3/15/2013	478,000	561,146
Cox Communications, Inc., 6.75%, 3/15/2011	690,000	743,984
CSC Holdings, Inc., 7.875%, 12/15/2007	50,000	52,000
DaimlerChrysler NA Holdings Corp., 4.75%, 1/15/2008	610,000	615,055
Dex Media East LLC/Financial, 12.125%, 11/15/2012	130,000	151,775
DIMON, Inc.:
6.25%, 3/31/2007	35,000	32,200
Series B, 9.625%, 10/15/2011	100,000	101,000
EchoStar DBS Corp., 6.375%, 10/1/2011	40,000	39,400
General Motors Corp.:
8.25%, 7/15/2023	60,000	62,835
8.375%, 7/15/2033 (e)	165,000	174,651
Herbst Gaming, Inc., 144A, 8.125%, 6/1/2012	15,000	15,206
International Game Technology, 8.375%, 5/15/2009	50,000	58,822
Jacobs Entertainment Co., 11.875%, 2/1/2009	55,000	60,500
Liberty Media Corp., Series A, 3.02%, 9/17/2006	743,000	756,768
Mail-Well I Corp., 144A, 7.875%, 12/1/2013	25,000	22,750
Mediacom LLC, 9.5%, 1/15/2013 (e)	45,000	43,425
MGM MIRAGE, 8.375%, 2/1/2011 (e)	35,000	36,575
PEI Holding, Inc., 11.0%, 3/15/2010	40,000	46,400
Petro Stopping Centers, 144A, 9.0%, 2/15/2012	75,000	74,250
Premier Entertainment Biloxi LLC\Finance, 144A, 10.75%, 2/1/2012	25,000	26,250
PRIMEDIA, Inc.:
144A, 6.615%, 5/15/2010	40,000	40,550
8.875%, 5/15/2011	30,000	29,700
Reader's Digest Association, Inc., 6.5%, 3/1/2011	15,000	14,644
Rent-Way Inc., 11.875%, 6/15/2010	10,000	10,975
	Principal Amount ($)(h)	Value ($)

Schuler Homes, Inc., 10.5%, 7/15/2011	65,000	74,181
Scientific Games Corp., 12.5%, 8/15/2010	30,000	34,875
Sinclair Broadcast Group, Inc.:
8.0%, 3/15/2012	80,000	81,800
8.75%, 12/15/2011	30,000	32,100
Sonic Automotive, Inc., 8.625%, 8/15/2013	20,000	20,850
Toys "R" Us, Inc.:
7.375%, 10/15/2018	75,000	69,281
7.875%, 4/15/2013	30,000	30,113
United Auto Group, Inc., 9.625%, 3/15/2012	45,000	49,275
Venetian Casino Resort LLC, 11.0%, 6/15/2010	30,000	34,650
VICORP Restaurants, Inc., 144A, 10.5%, 4/15/2011	25,000	24,875
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009	30,000	31,800
Williams Scotsman, Inc., 9.875%, 6/1/2007 (e)	30,000	29,775
Worldspan LP\WS Finance Corp., 9.625%, 6/15/2011 (e)	20,000	20,400
		4,652,234
Consumer Staples 0.1%
Agrilink Foods, Inc., 11.875%, 11/1/2008	12,000	12,690
Gold Kist, Inc., 144A, 10.25%, 3/15/2014	30,000	32,550
North Atlantic Trading Co., 144A, 9.25%, 3/1/2012	40,000	38,700
Pinnacle Foods Holding Corp., 144A, 8.25%, 12/1/2013	15,000	14,475
Standard Commercial Corp., 144A, 8.0%, 4/15/2012	25,000	24,500
Stater Brother's Holdings, Inc.:
144A, 5.06%, 6/15/2010	35,000	35,568
144A, 8.125%, 6/15/2012	25,000	25,094
Swift & Co., 12.5%, 1/1/2010	15,000	16,050
United Agri Products, 144A, 8.25%, 12/15/2011	20,000	22,300
Wornick Co., 144A, 10.875%, 7/15/2011	25,000	25,563
		247,490
Energy 4.6%
Avista Corp., 9.75%, 6/1/2008	70,000	82,250
Chesapeake Energy Corp.:
144A, 7.5%, 6/15/2014	10,000	10,300
9.0%, 8/15/2012	25,000	28,125
Citgo Petroleum Corp., 11.375%, 2/1/2011	105,000	121,800
Devon Energy Corp., 7.95%, 4/15/2032	360,000	415,831
Devon Financing Corp., 7.875%, 9/30/2031	545,000	625,364
Duke Capital Corp.:
4.302%, 5/18/2006	817,000	830,039
5.5%, 3/1/2014 (e)	220,000	209,017
El Paso Production Holdings Corp., 7.75%, 6/1/2013	85,000	77,987
	Principal Amount ($)(h)	Value ($)

FirstEnergy Corp., Series B, 6.45%, 11/15/2011	45,000	46,654
National Fuel Gas Co., 5.25%, 3/1/2013	630,000	622,917
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007	45,000	45,675
Pemex Project Funding Master Trust:
144A, 2.82%, 6/15/2010	550,000	552,475
8.5%, 2/15/2008	1,274,000	1,401,400
Pioneer Natural Resources Co., 9.625%, 4/1/2010	1,570,000	1,926,018
Range Resources Corp., 144A, 7.375%, 7/15/2013	10,000	9,950
Southern Natural Gas, 8.875%, 3/15/2010	45,000	49,163
Stone Energy Corp., 8.25%, 12/15/2011	55,000	57,337
Tri-State Generation & Transmission Association, 144A, 6.04%, 1/31/2018	880,000	880,414
Williams Cos., Inc.:
8.125%, 3/15/2012	20,000	21,350
8.75%, 3/15/2032	65,000	65,000
XTO Energy, Inc., 4.9%, 2/1/2014	572,000	538,578
		8,617,644
Financials 6.0%
Ahold Finance USA, Inc., 6.25%, 5/1/2009	90,000	88,200
American General, 144A, 8.125%, 3/15/2046	675,000	823,410
AmeriCredit Corp., 9.25%, 5/1/2009	70,000	73,675
ASIF Global Finance, 144A, 4.9%, 1/17/2013	1,070,000	1,044,990
BF Saul REIT, 7.5%, 3/1/2014	65,000	64,350
Capital One Bank:
5.0%, 6/15/2009	430,000	431,231
5.125%, 2/15/2014	250,000	236,557
Consolidated Communications Holdings, 144A, 9.75%, 4/1/2012	25,000	25,375
DA-Lite Screen Co., Inc., 144A, 9.5%, 5/15/2011	30,000	31,200
Dollar Financial Group, Inc., 9.75%, 11/15/2011	30,000	31,350
Downey Financial Corp., 6.5%, 7/1/2014	745,000	741,275
E*TRADE Financial Corp., 144A, 8.0%, 6/15/2011	50,000	49,750
Farmers Insurance Exchange, 144A, 8.625%, 5/1/2024	55,000	61,604
Ford Motor Credit Co.:
5.8%, 1/12/2009	215,000	217,021
6.875%, 2/1/2006	2,169,000	2,275,058
7.0%, 10/1/2013 (e)	185,000	186,751
General Motors Acceptance Corp., 6.875%, 9/15/2011	1,305,000	1,338,013
Goldman Sachs Group, Inc., 5.15%, 1/15/2014 (e)	1,490,000	1,430,874
iStar Financial, Inc., 6.0%, 12/15/2010	50,000	49,687
OneAmerica Financial Partners, 144A, 7.0%, 10/15/2033	65,000	64,115
	Principal Amount ($)(h)	Value ($)

Pennsylvania Mutual Life Insurance Co., 144A, 6.65%, 6/15/2034	505,000	502,395
Poster Financial Group, 144A, 8.75%, 12/1/2011	40,000	40,700
PXRE Capital Trust I, 8.85%, 2/1/2027	30,000	30,037
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012	55,000	63,800
RAM Holdings Ltd., 144A, 6.875%, 4/1/2024	1,115,000	1,039,629
Thornburg Mortgage, Inc., 8.0%, 5/15/2013	40,000	40,600
UGS Corp., 144A, 10.0%, 6/1/2012	10,000	10,650
Universal City Development, 11.75%, 4/1/2010	55,000	63,662
Verizon Global Funding Corp., 7.25%, 12/1/2010	150,000	167,696
		11,223,655
Health Care 0.1%
AmerisourceBergen Corp., 7.25%, 11/15/2012 (e)	35,000	35,875
Curative Health Services, Inc., 144A, 10.75%, 5/1/2011	15,000	14,400
Hanger Orthopedic Group, Inc., 10.375%, 2/15/2009	25,000	25,563
InSight Health Services Corp., 9.875%, 11/1/2011	20,000	21,400
Interactive Health LLC, 144A, 7.25%, 4/1/2011	30,000	26,700
Team Health, Inc., 144A, 9.0%, 4/1/2012	15,000	14,400
Tenet Healthcare Corp.:
6.375%, 12/1/2011 (e)	125,000	109,375
144A, 9.875%, 7/1/2014 (e)	10,000	10,175
		257,888
Industrials 2.2%
Aearo Co. I, 144A, 8.25%, 4/15/2012	20,000	20,400
Allied Waste North America, Inc.:
144A, 5.75%, 2/15/2011	95,000	90,012
Series B, 8.875%, 4/1/2008	15,000	16,425
America West Airlines, Inc., Series 99-1, 7.93%, 1/2/2019	512,891	551,901
AMI Semiconductor, Inc., 10.75%, 2/1/2013	30,000	35,025
Argo-Tech Corp., 144A, 9.25%, 6/1/2011	30,000	30,900
BAE System 2001 Asset Trust, "B", Series B 2001, 144A, 7.156%, 12/15/2011	738,873	786,444
Browning-Ferris Industries, 9.25%, 5/1/2021	10,000	10,800
Clean Harbors, Inc., 144A, 11.25%, 7/15/2012	20,000	20,200
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010	65,000	65,975
Collins & Aikman Products, 10.75%, 12/31/2011	50,000	50,250
Cornell Companies, Inc., 144A, 10.75%, 7/1/2012	30,000	30,300
Corrections Corp. of America, 9.875%, 5/1/2009	50,000	55,500
Dana Corp.:
7.0%, 3/1/2029	80,000	76,800
9.0%, 8/15/2011	35,000	40,950
	Principal Amount ($)(h)	Value ($)

Eagle-Picher, Inc., 9.75%, 9/1/2013	20,000	21,500
Erico International Corp., 144A, 8.875%, 3/1/2012	20,000	20,400
Flextronics International Ltd., 6.5%, 5/15/2013	35,000	34,125
Golden State Petroleum Transportation, 8.04%, 2/1/2019	37,000	37,525
Hercules, Inc.:
144A, 6.75%, 10/15/2029	40,000	38,400
11.125%, 11/15/2007	50,000	58,500
Hornbeck Offshore Services, Inc., 10.625%, 8/1/2008	50,000	54,563
ISP Chemco, Inc., Series B, 10.25%, 7/1/2011	50,000	55,625
ISP Holdings, Inc., Series B, 10.625%, 12/15/2009	25,000	27,500
Kansas City Southern, 7.5%, 6/15/2009	105,000	105,000
Laidlaw International, Inc., 10.75%, 6/15/2011	40,000	43,650
Meritage Corp., 7.0%, 5/1/2014	40,000	38,000
Millennium America, Inc.:
7.625%, 11/15/2026	80,000	68,400
9.25%, 6/15/2008	45,000	48,375
144A, 9.25%, 6/15/2008	10,000	10,750
Mobile Mini, Inc., 9.5%, 7/1/2013	15,000	16,425
Northwest Airlines Corp., Series 02-1, 6.264%, 11/20/2021	1,283,353	1,306,209
Samsonite Corp., 144A, 8.875%, 6/1/2011	35,000	36,225
Sea Containers Ltd., 10.5%, 5/15/2012	30,000	30,113
Seabulk International, Inc., 9.5%, 8/15/2013	20,000	20,525
Ship Finance International Ltd., 144A, 8.5%, 12/15/2013	50,000	48,250
Technical Olympic USA, Inc.:
7.5%, 3/15/2011	25,000	23,250
10.375%, 7/1/2012	35,000	36,487
The Brickman Group, Ltd., Series B, 11.75%, 12/15/2009	25,000	28,750
United Rentals North America, Inc., 6.5%, 2/15/2012	55,000	51,975
Westlake Chemical Corp., 8.75%, 7/15/2011	30,000	32,550
		4,174,954
Information Technology 0.0%
Activant Solutions, Inc., 10.5%, 6/15/2011	30,000	31,650
Materials 0.6%
ARCO Chemical Co., 9.8%, 2/1/2020	125,000	122,500
Caraustar Industries, Inc., 9.875%, 4/1/2011 (e)	30,000	29,850
Dayton Superior Corp., 10.75%, 9/15/2008	50,000	50,250
Dow Chemical Co., 7.0%, 8/15/2005	150,000	156,566
Equistar Chemicals LP, 8.75%, 2/15/2009	55,000	57,337
Euramax International, Inc., 8.5%, 8/15/2011	25,000	26,000
Georgia-Pacific Corp.:
144A, 8.0%, 1/15/2024	165,000	165,000
9.375%, 2/1/2013	70,000	80,150
	Principal Amount ($)(h)	Value ($)

Huntsman Advanced Materials LLC, 144A, 11.0%, 7/15/2010	45,000	50,738
Huntsman International LLC, 11.625%, 10/15/2010	50,000	55,250
IMC Global, Inc., 10.875%, 8/1/2013	50,000	59,625
International Steel Group, Inc., 144A, 6.5%, 4/15/2014	80,000	75,000
Mueller Group Inc., 144A, 5.919%, 11/1/2011	15,000	15,600
Omnova Solutions, Inc., 11.25%, 6/1/2010	15,000	16,350
Owens-Brockway Glass Container, 8.25%, 5/15/2013	75,000	77,437
Pliant Corp.:
Step-up Coupon, 0% to 12/15/2006, 11.15% to 6/15/2009	15,000	12,638
11.125%, 9/1/2009	25,000	26,750
TriMas Corp., 9.875%, 6/15/2012	70,000	74,200
United States Steel LLC, 9.75%, 5/15/2010	40,000	44,300
		1,195,541
Telecommunication Services 1.6%
American Cellular Corp., Series B, 10.0%, 8/1/2011	100,000	86,250
Cincinnati Bell, Inc., 8.375%, 1/15/2014 (e)	100,000	89,000
Continental Cable, 9.0%, 9/1/2008	400,000	466,149
GCI, Inc., 144A, 7.25%, 2/15/2014	40,000	38,200
MCI, Inc., 7.735%, 5/1/2014	130,000	116,350
Nextel Communications, Inc., 5.95%, 3/15/2014	60,000	55,200
Northern Telecom Capital, 7.875%, 6/15/2026	70,000	67,200
PCCW Capital Ltd., 144A, 6.0%, 7/15/2013	515,000	509,104
Qwest Corp.:
5.625%, 11/15/2008	245,000	239,488
7.25%, 9/15/2025	10,000	8,700
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 5/15/2006	560,000	591,605
Triton PCS, Inc., 8.5%, 6/1/2013	20,000	18,900
Verizon Pennsylvania, 5.65%, 11/15/2011	685,000	694,943
		2,981,089
Utilities 3.1%
Alabama Power Co., 7.125%, 8/15/2004	1,000,000	1,005,837
CMS Energy Corp.:
7.5%, 1/15/2009	35,000	34,825
8.5%, 4/15/2011	85,000	86,700
Consumers Energy Co., Series F, 4.0%, 5/15/2010	980,000	927,801
DPL, Inc., 6.875%, 9/1/2011 (e)	90,000	90,675
First Energy Corp., 7.375%, 11/15/2031	15,000	15,634
Illinova Corp., 11.5%, 12/15/2010	80,000	94,600
NRG Energy, Inc., 144A, 8.0%, 12/15/2013	135,000	136,350
PG&E Corp., 144A, 6.875%, 7/15/2008	55,000	57,475
Progress Energy, Inc., 6.75%, 3/1/2006	1,400,000	1,476,344
	Principal Amount ($)(h)	Value ($)

TNP Enterprises, Inc., Series B, 10.25%, 4/1/2010	45,000	46,575
Westar Energy, Inc., 6.0%, 7/1/2014	685,000	695,942
Xcel Energy, Inc., 7.0%, 12/1/2010	1,040,000	1,150,425
		5,819,183
Total Corporate Bonds (Cost $39,484,366)		39,201,328

Foreign Bonds - US$ Denominated 9.5%
Abitibi-Consolidated, Inc., 144A, 5.02%, 6/15/2011	15,000	15,038
Alestra SA de RL de CV, 8.0%, 6/30/2010	95,000	76,000
Antenna TV SA, 9.0%, 8/1/2007	20,000	20,225
Axtel SA, 144A, 11.0%, 12/15/2013	50,000	47,375
BCP Caylux Holdings Luxembourg SCA, 144A, 9.625%, 6/15/2014	55,000	56,994
Biovail Corp., 7.875%, 4/1/2010 (e)	60,000	59,250
Cascades, Inc., 7.25%, 2/15/2013	55,000	54,725
Citigroup (JSC Severstal), 144A, 9.25%, 4/19/2014	40,000	35,400
CP Ships Ltd., 10.375%, 7/15/2012	45,000	51,413
Crown Euro Holdings SA, 10.875%, 3/1/2013	55,000	62,700
Deutsche Telekom International Finance BV:
8.5%, 6/15/2010	165,000	192,812
8.75%, 6/15/2030	540,000	657,254
Eircom Funding, 8.25%, 8/15/2013	50,000	52,000
Empresa Brasileira de Telecom SA, 144A, 11.0%, 12/15/2008	45,000	48,488
Encana Holdings Finance Corp., 5.8%, 5/1/2014	1,555,000	1,581,982
Fage Dairy Industry SA, 9.0%, 2/1/2007	155,000	157,325
Federative Republic of Brazil, 8.875%, 4/15/2024	30,000	24,450
Gazprom OAO, 144A, 9.625%, 3/1/2013	100,000	102,875
Government of Jamaica, 10.625%, 6/20/2017	70,000	63,000
HSBC Capital Funding LP, 144A, 4.61%, 12/29/2049	890,000	806,820
Inmarsat Finance PLC, 144A, 7.625%, 6/30/2012	55,000	53,212
Innova S. de R.L., 9.375%, 9/19/2013 (e)	55,000	57,612
Inversiones CMPC SA, 144A, 4.875%, 6/18/2013	1,265,000	1,174,380
Jefra Cosmetics International, Inc., 10.75%, 5/15/2011	45,000	50,175
Kabel Deutschland GmbH, 144A, 10.625%, 7/1/2014	40,000	41,100
LeGrand SA, 8.5%, 2/15/2025	50,000	51,500
Luscar Coal Ltd., 9.75%, 10/15/2011	50,000	56,250
Mantis Reef Ltd., 144A, 4.692%, 11/14/2008	1,935,000	1,911,147
Millicom International Cellular SA, 144A, 10.0%, 12/1/2013	35,000	35,525
Mizuho Financial Group, 8.375%, 12/29/2049	1,265,000	1,302,950
Mobifon Holdings BV, 12.5%, 7/31/2010	30,000	34,200
	Principal Amount ($)(h)	Value ($)

Mobile Telesystems Financial, 144A, 8.375%, 10/14/2010	40,000	37,700
New ASAT (Finance) Ltd., 144A, 9.25%, 2/1/2011	40,000	39,600
Nortel Networks Corp., 6.875%, 9/1/2023 (e)	25,000	22,125
Nortel Networks Ltd., 6.125%, 2/15/2006	105,000	105,525
Petroleum Geo-Services ASA, 10.0%, 11/5/2010	101,001	104,536
QBE Insurance Group Ltd., 144A, 5.647%, 7/1/2023	800,000	761,033
Republic of Bulgaria, 8.25%, 1/15/2015	310,000	361,460
Republic of Turkey:
9.0%, 6/30/2011	60,000	60,225
11.0%, 1/14/2013	25,000	27,250
11.5%, 1/23/2012	20,000	22,400
11.75%, 6/15/2010	70,000	78,400
11.875%, 1/15/2030	60,000	71,100
Rogers Wireless Communications, Inc., 144A, 6.375%, 3/1/2014	30,000	27,600
Russian Federation, Step-up Coupon, 5.0% to 3/31/2007, 7.5% to 3/31/2030	150,000	136,950
Russian Ministry of Finance, 3.0%, 5/14/2011	100,000	75,625
Sappi Papier Holding AG, 144A, 7.5%, 6/15/2032	1,540,000	1,687,550
Shaw Communications, Inc.:
Series B, 7.25%, 4/6/2011	55,000	57,074
8.25%, 4/11/2010 (e)	25,000	27,188
Sistema Capital SA, 144A, 8.875%, 1/28/2011	35,000	33,950
Sociedad Concesionaria Autopista Contral, 144A, 6.223%, 12/15/2026	1,365,000	1,332,267
Tembec Industries, Inc., 8.5%, 2/1/2011	115,000	116,150
TFM SA de CV:
10.25%, 6/15/2007	30,000	29,700
11.75%, 6/15/2009	100,000	97,500
12.5%, 6/15/2012	70,000	74,550
Tyco International Group SA:
5.8%, 8/1/2006	465,000	484,948
6.75%, 2/15/2011	516,000	561,691
6.875%, 1/15/2029	1,250,000	1,308,637
United Mexican States:
5.875%, 1/15/2014	10,000	9,610
7.5%, 4/8/2033	400,000	387,200
8.375%, 1/14/2011	90,000	101,700
Vicap SA, 11.375%, 5/15/2007	20,000	19,600
Vitro SA de CV, Series A, 144A, 11.75%, 11/1/2013	35,000	32,113
Vivendi Universal SA, Series B, 9.25%, 4/15/2010	85,000	100,466
WPP Finance Corp., 144A, 5.875%, 6/15/2014	600,000	602,458
Total Foreign Bonds - US$ Denominated (Cost $18,176,824)		17,930,058

Foreign Bonds - Non US$ Denominated 0.3%
Republic of Romania, 8.5%, 5/8/2012 (Cost $540,693) EUR	400,000	580,244
	Principal Amount ($)(h)	Value ($)

Asset Backed 8.5%
Automobile Receivables 2.8%
Chase Manhattan Auto Owner Trust, "A4", Series 2003-B, 2.57%, 2/16/2010	1,640,000	1,602,701
MMCA Automobile Trust:
"A4", Series 2002-3, 3.57%, 8/17/2009	375,000	376,961
"A4", Series 2002-2, 4.3%, 3/15/2010	1,945,000	1,963,699
"B", Series 2002-2, 4.67%, 3/15/2010	11,318	10,639
"B", Series 2002-1, 5.37%, 1/15/2010	1,421,398	1,357,435
		5,311,435
Credit Card Receivables 2.0%
Citibank Credit Card Issuance Trust, "B1", Series 2004-B1, 1.32%, 5/20/2011*	1,670,000	1,662,172
MBNA Credit Card Master Note Trust, "A4", Series 2004-A4, 2.7%, 9/15/2009	2,040,000	1,995,583
		3,657,755
Home Equity Loans 3.3%
Countrywide Asset Backed Certificates, "3A", Series 2004-1, 1.38%, 4/25/2034*	1,490,365	1,492,261
Equity One ABS, Inc., "AF3", Series 2004-1, 3.054%, 4/25/2034	510,000	498,268
Long Beach Mortgage Loan Trust:
"A3", Series 2004-1, 1.4%, 2/25/2034*	1,117,361	1,118,209
"M3", Series 2001-4, 3.85%, 3/25/2032*	750,000	751,778
Novastar NIM Trust, "NOTE", Series 2004-N1, 144A, 4.458%, 2/26/2034	749,636	749,636
Residential Asset Securities Corp., "AI6", Series 2000-KS1, 7.905%, 2/25/2031	1,498,746	1,588,154
		6,198,306
Manufactured Housing Receivables 0.4%
Green Tree Financial Corp., "A5", Series 1996-5, 7.05%, 1/15/2019	734,021	757,917
Total Asset Backed (Cost $16,166,090)		15,925,413

US Government Agency Sponsored Pass-Thrus 7.0%
Federal Home Loan Mortgage Corp.:
2.875%, 12/15/2006 (e)	1,740,000	1,723,044
3.5%, 10/15/2010	823,000	828,355
5.0% with various maturities from 7/1/2018 until 1/15/2033 (c)	1,906,526	1,860,456
5.5%, 11/15/2016	1,175,000	1,197,278
Federal National Mortgage Association:
4.5%, 12/1/2018	307,145	300,959
5.5% with various maturities from 3/1/2018 until 7/1/2033	2,233,442	2,267,767
	Principal Amount ($)(h)	Value ($)

6.0% with various maturities from 11/1/2017 until 12/1/2033	1,038,255	1,074,776
6.31%, 6/1/2008	1,700,000	1,818,833
6.5% with various maturities from 6/1/2017 until 11/1/2033	1,898,178	1,985,362
8.0%, 9/1/2015	98,936	105,710
Total US Government Agency Sponsored Pass-Thrus (Cost $13,286,235)		13,162,540

Commercial and Non-Agency Mortgage Backed Securities 7.1%
Bank of America Mortgage Securities, "2A6", Series 2004-F, 4.19%, 6/25/2034	1,180,000	1,149,394
Bank of America-First Union Commercial Mortgage, Inc., "A1", Series 2001-3, 4.89%, 4/11/2037	752,840	764,579
Chase Commercial Mortgage Securities Corp., Series 1996-2, 6.9%, 11/19/2028	856,257	902,993
Citigroup Mortgage Loan Trust, Inc., "1A3", Series 2004-NCM1, 6.75%, 6/25/2034	1,050,000	1,090,523
CS First Boston Mortgage Securities Corp., "A1", Series 1999-C1, 6.91%, 9/15/2041	1,056,328	1,123,176
GSMPS Mortgage Loan Trust, "A", Series 1998-4, 144A, 7.5%, 12/21/2026	613,485	648,207
Master Alternative Loan Trust:
"3A1", Series 2004-3, 6.0%, 4/25/2034	308,626	315,270
"7A1", Series 2004-4, 6.0%, 5/25/2034	198,001	198,208
"3A1", Series 2004-5, 6.5%, 6/25/2034	165,980	171,444
"8A1", Series 2004-3, 7.0%, 4/25/2034	663,969	695,446
Master Asset Securitization Trust, "8A1", Series 2003-6, 5.5%, 7/25/2033	1,111,594	1,086,600
Structured Asset Securities Corp., "2A1", Series 2003-1, 6.0%, 2/25/2018	31,855	33,055
WAMU Mortgage Pass-Through Certificates, "4A", Series 2004-CB1, 6.0%, 6/25/2034	1,203,898	1,239,209
Washington Mutual MSC Mortgage Pass-Through: "3A1", Series 2003-MS6, 4.55%, 5/25/2033	2,259,849	2,248,389
"1A1", Series 2003-MS, 5.75%, 3/25/2033	263,959	264,617
Wells Fargo Mortgage Backed Securities Trust:
"1A1", Series 2003-6, 5.0%, 6/25/2018	1,208,381	1,208,288
"1A3", Series 2002-18, 6.0%, 12/25/2032	286,313	287,787
Commercial and Non-Agency Mortgage Backed Securities (Cost $13,601,786)		13,427,185

	Principal Amount ($)(h)	Value ($)

Collateralized Mortgage Obligations 16.5%
Fannie Mae Whole Loan, "5A", Series 2004-W2, 7.5%, 3/25/2044	1,363,336	1,460,896
Federal Home Loan Mortgage Corp.:
"AU", Series 2759, 3.5%, 5/15/2019	844,000	847,207
"QC", Series 2694, 3.5%, 9/15/2020	1,690,000	1,686,547
"LC", Series 2682, 4.5%, 7/15/2032	1,200,000	1,116,086
"PE", Series 2727, 4.5%, 7/15/2032	865,000	802,161
"QH", Series 2694, 4.5%, 3/15/2032	1,700,000	1,579,705
"1A2B", Series T-48, 4.688%, 7/25/2022	515,634	520,022
"JD", Series 2778, 5.0%, 12/15/2032	1,260,000	1,205,936
"NE", Series 2802, 5.0%, 2/15/2033	1,580,000	1,514,825
"PD", Series 2783, 5.0%, 1/15/2033	761,000	727,771
"PE", Series 2721, 5.0%, 1/15/2023	2,425,000	2,314,190
"TE", Class 2764, 5.0%, 10/15/2032	790,000	753,323
"CH", Series 2390, 5.5%, 12/15/2016	200,000	203,395
"GD", Series 2497, 5.5%, 7/15/2014	905,317	916,628
"GA", Series 2450, 6.25%, 10/15/2022	18,281	18,269
"3A", Series T-41, 7.5%, 7/25/2032	342,597	367,114
Federal National Mortgage Association:
"A2", Series 2003-63, 2.34%, 7/25/2044	310,000	309,695
"JT", Series 2003-6, 4.5%, 6/25/2016	687,102	687,122
"PU", Series 2003-33, 4.5%, 5/25/2033	1,267,006	1,279,742
"WB", Series 2003-106, 4.5%, 10/25/2015	1,290,000	1,311,220
"A2", Series 2002-W10, 4.7%, 8/25/2042	201,684	202,441
"A2", Series 2002-W9, 4.7%, 8/25/2042	132,464	133,138
"2A3", Series 2003-W15, 4.71%, 8/25/2043	1,730,000	1,758,643
"A2", Series 2002-60, 4.75%, 2/25/2044	306,100	310,472
"KH", Series 2003-92, 5.0%, 3/25/2032	790,000	759,021
"A2", Series 2002-W3, 5.5%, 10/25/2021	271,942	273,128
"MC", Series 2002-56, 5.5%, 9/25/2017	779,963	809,158
"OG", Series 2001-69, 5.5%, 12/25/2016	750,000	743,636
"PG", Series 2002-3, 5.5%, 2/25/2017	500,000	497,518
"QC", Series 2002-11, 5.5%, 3/25/2017	290,000	296,315
"A", Series 2001-66, 6.0%, 6/25/2029	82,774	82,848
"PM", Series 2001-60, 6.0%, 3/25/2030	568,926	585,183
	Principal Amount ($)(h)	Value ($)

"VD", Series 2002-56, 6.0%, 4/25/2020	218,942	223,114
"2A", Series 2003-W8, 7.0%, 10/25/2042	668,087	702,906
"A2", Series 2002-T19, Grantor Trust, 7.0%, 7/25/2042	492,069	521,286
"A2", Series 2002-T4, 7.0%, 12/25/2041	1,480,487	1,568,392
"ZQ", Series G92-9, 7.0%, 12/25/2021	437,400	456,981
FHLMC Structured Pass Through Securities, "1A2", Series T-59, 7.0%, 10/25/2043	693,413	734,567
Government National Mortgage Association, "KA", Series 2002-5, 6.0%, 8/16/2026	656,823	663,997
Total Collateralized Mortgage Obligations (Cost $31,359,307)		30,944,598

Government National Mortgage Association 0.6%
Government National Mortgage Association:
6.0%, 1/15/2034	292,683	300,372
6.5%, 11/20/2033	754,439	783,992
Total Government National Mortgage Association (Cost $1,100,810)		1,084,364

Municipal Investments 3.8%
Hoboken, NJ, Core City GO, 6.5%, 4/1/2026 (d)	1,900,000	1,985,481
Illinois, State GO, 4.95%, 6/1/2023	1,025,000	936,430
Jicarilla, NM, Sales & Special Tax Revenue, Apache Nation Revenue, 5.2%, 12/1/2013	670,000	654,912
Trenton, NJ, Core City GO, School District General Obligation Revenue, 4.7%, 4/1/2013 (d)	745,000	715,826
Union County, NJ, Student Loan Revenue, Improvement Authority, 5.29%, 4/1/2018 (d)	940,000	917,853
Virgin Islands, Port Authority Revenue, Port Authority, Marine Revenue, Series B, 5.08%, 9/1/2013 (d)	1,420,000	1,403,414
Washington, Industrial Development Revenue, Economic Development Financial Authority, CSC Taco LLC Project, Series A, 3.8%, 10/1/2011 (d)	550,000	516,230
Total Municipal Investments (Cost $7,270,972)		7,130,146

US Government Sponsored Agencies 2.4%
Federal Home Loan Mortgage Corp., 5.0% , 12/1/2033	1,165,000	1,124,225
Federal National Mortgage Association:
4.5%, 12/1/2018 (c)	435,000	424,941
5.0%, 12/1/2018 (c)	2,605,000	2,607,444
6.5%, 3/1/2017	310,697	328,342
Total US Government Sponsored Agencies (Cost $4,538,652)		4,484,952
	Principal Amount ($)(h)	Value ($)

US Government Backed 10.0%
US Treasury Bond:
3.0%, 2/15/2008	700,000	690,348
5.0%, 2/15/2011	940,000	983,916
6.0%, 2/15/2026 (e)	4,129,000	4,449,158
6.125%, 11/15/2027	100,000	109,582
7.25%, 5/15/2016 (e)	2,534,000	3,063,467
7.5%, 11/15/2016	1,130,000	1,393,033
US Treasury Note:
1.5%, 3/31/2006	65,000	63,819
3.125%, 10/15/2008 (e)	1,487,000	1,457,202
4.375%, 8/15/2012 (e)	5,430,000	5,404,761
5.75%, 8/15/2010	1,040,000	1,133,925
Total US Government Backed (Cost $19,155,552)		18,749,211
	Shares	Value ($)

Convertible Preferred Stocks 0.0%
Hercules Trust II (Cost $49,175)	80	60,000

Securities Lending Collateral 7.3%
Daily Assets Fund Institutional, 1.14% (f) (g) (Cost $13,686,790)	13,686,790	13,686,790

Cash Equivalents 6.2%
Scudder Cash Management QP Trust, 1.20% (b) (Cost $11,653,649)	11,653,649	11,653,649
Total Investment Portfolio - 100.0% (Cost $190,070,901) (a)		188,020,478

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2004.
(a) The cost for federal income tax purposes was $190,020,982. At June 30, 2004, net unrealized depreciation for all securities based on tax cost was $2,000,504. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,007,400 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,007,904.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) Mortgage dollar rolls included.
(d) Bond is insured by one of these companies:
Insurance Coverage		As a % of Total Investment Portfolio
FGIC	Financial Guaranty Insurance Company	0.9
FSA	Financial Security Assurance	0.8
MBIA	Municipal Bond Investors Assurance	1.3

(e) All or a portion on these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2004 amounted to $13,497,158, which is 7.9% of total net assets.
(f) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(g) Represents collateral held in connection with securities lending.
(h) Principal amount stated in US dollars unless otherwise noted.

144A - Security exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Currency Abbreviation
EUR	Euro

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp. and the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

Purchases and sales of investment securities (excluding US Treasury obligations, short-term investments and mortgage dollar roll transactions) for the six months ended June 30, 2004, aggregated $178,306,646 and $187,652,640, respectively. Purchases and sales of US Treasury obligations aggregated $14,997,539 and $11,826,522, respectively. Purchases and sales of mortgage dollar roll transactions aggregated $22,142,129 and $22,220,079, respectively.

At December 31, 2003, the Bond Portfolio had a net tax basis capital loss carryforward of approximately $178,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2010.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Bond Portfolio

Statement of Assets and Liabilities as of June 30, 2004 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $164,730,462)	$ 162,680,039
Investment in Daily Assets Fund Institutional (cost $13,686,790)*	13,686,790
Investment in Scudder Cash Management QP Trust (cost $11,653,649)	11,653,649
Total investments in securities, at value (cost $190,070,901)	188,020,478
Cash	10,000
Receivable for investments sold	2,942,459
Dividends receivable	1,300
Interest receivable	1,576,539
Receivable for Portfolio shares sold	55,880
Other assets	2,576
Total assets	192,609,232
Liabilities
Payable upon return of securities loaned	13,686,790
Payable for investments purchased	4,084,026
Payable for investments purchased - mortgage dollar rolls	4,121,405
Payable for Portfolio shares redeemed	138,624
Deferred mortgage dollar roll income	9,022
Accrued management fee	65,321
Other accrued expenses and payables	80,946
Total liabilities	22,186,134
Net assets, at value	$ 170,423,098
Net Assets
Net assets consist of: Undistributed net investment income	3,483,268
Net unrealized appreciation (depreciation) on: Investments	(2,050,423)
Foreign currency related transactions	(14,660)
Accumulated net realized gain (loss)	239,152
Paid-in capital	168,765,761
Net assets, at value	$ 170,423,098
Net Asset Value, offering and redemption price per share ($170,423,098 / 25,076,097 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 6.80

* Represents collateral on securities loaned.
Statement of Operations for the six months ended June 30, 2004 (Unaudited)
Investment Income
Income: Interest	$ 4,018,360
Interest - Scudder Cash Management QP Trust	38,420
Securities lending income	10,530
Dividends	34,600
Total Income	4,101,910
Expenses: Management fee	408,375
Custodian fees	8,073
Accounting fees	41,263
Auditing	19,561
Legal	568
Trustees' fees and expenses	3,322
Reports to shareholders	412
Other	1,631
Total expenses, before expense reductions	483,205
Expense reductions	(1,183)
Total expenses, after expense reductions	482,022
Net investment income	3,619,888
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	616,004
Foreign currency related transactions	(7,019)
608,985
Net unrealized appreciation (depreciation) on: Investments	(3,326,343)
Foreign currency related transactions	(14,660)
(3,341,003)
Net gain (loss) on investment transactions	(2,732,018)
Net increase (decrease) in net assets resulting from operations	$ 887,870

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Operations: Net investment income	$ 3,619,888	$ 6,917,302
Net realized gain (loss) on investment transactions	608,985	5,463,498
Net unrealized appreciation (depreciation) on investment transactions during the period	(3,341,003)	(3,270,064)
Net increase (decrease) in net assets resulting from operations	887,870	9,110,736
Distributions to shareholders from: Net investment income	(6,665,081)	(7,871,344)
Portfolio share transactions: Proceeds from shares sold	13,885,272	59,930,372
Reinvestment of distributions	6,665,081	7,871,344
Cost of shares redeemed	(20,744,675)	(57,702,076)
Net increase (decrease) in net assets from Portfolio share transactions	(194,322)	10,099,640
Increase (decrease) in net assets	(5,971,533)	11,339,032
Net assets at beginning of period	176,394,631	165,055,599
Net assets at end of period (including undistributed net investment income of $3,483,268 and $6,528,461, respectively)	$ 170,423,098	$ 176,394,631
Other Information
Shares outstanding at beginning of period	25,068,858	23,649,490
Shares sold	1,968,717	8,565,994
Shares issued to shareholders in reinvestment of distributions	981,603	1,150,780
Shares redeemed	(2,943,081)	(8,297,406)
Net increase (decrease) in Portfolio shares	7,239	1,419,368
Shares outstanding at end of period	25,076,097	25,068,858

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Bond Portfolio

Years Ended December 31,	2004[a]	2003	2002	2001[b]	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 7.04	$ 6.98	$ 6.89	$ 6.78	$ 6.49	$ 6.88
Income (loss) from investment operations: Net investment income[c]	.15	.26	.34	.38	.42	.42
Net realized and unrealized gain (loss) on investment transactions	(.11)	.09	.17	.00[d]	.23	(.48)
Total from investment operations	.04	.35	.51	.38	.65	(.06)
Less distributions from: Net investment income	(.28)	(.29)	(.42)	(.27)	(.36)	(.22)
Net realized gains on investment transactions	-	-	-	-	-	(.11)
Total distributions	(.28)	(.29)	(.42)	(.27)	(.36)	(.33)
Net asset value, end of period	$ 6.80	$ 7.04	$ 6.98	$ 6.89	$ 6.78	$ 6.49
Total Return (%)	.50**	5.06	7.66	5.75	10.56	(.95)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	170	176	165	182	102	94
Ratio of expenses before expense reductions (%)	.56*	.58	.55	.58[e]	.58	.57
Ratio of expenses after expense reductions (%)	.56*	.58	.55	.57[e]	.58	.57
Ratio of net investment income (%)	4.21*	3.78	5.03	5.47	6.55	6.38
Portfolio turnover rate (%)	232f*	242[f]	262[f]	169[f]	288	86

a For the six months ended June 30, 2004 (Unaudited).
b As required, effective January 1, 2001, the Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. In addition, paydowns on mortgage-backed securities which were included in realized gain/loss on investment transactions prior to January 1, 2001 are included as interest income. The effect of this change for the year ended December 31, 2001 was to decrease net investment income by $.02, increase net realized and unrealized gains and losses per share by $.02, and decrease the ratio of net investment income to average net assets from 5.74% to 5.47%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
c Based on average shares outstanding during the period.
d The amount of net realized and unrealized gain shown for a share outstanding for the year ended December 31, 2001 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of Portfolio shares in relation to fluctuating market values of the investments of the Portfolio.
e The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were ..57% and .57%, respectively.
f The portfolio turnover rate including mortgage dollar roll transactions was 258%, 286%, 276% and 193% for the six months ended June 30, 2004 and the years ended December 31, 2003, December 31, 2002 and December 31, 2001, respectively.
* Annualized
** Not annualized

Management Summary June 30, 2004

Balanced Portfolio

Mixed signals muted equity and fixed-income returns for the six-month period ending June 30, 2004. Whereas economic growth and strong corporate earnings lifted the markets, geopolitical risks, high oil prices and concerns over inflation took their toll on overall performance. Even in this climate of mixed messages, the portfolio delivered a positive total return of 2.21% (Class A shares, unadjusted for contract charges) for the six-month period ended June 30, 2004, as both the equity and fixed-income portions of the portfolio posted strong relative performance. The portfolio's benchmarks were varied, with the Standard and Poor's (S&P) 500 index returning 3.44%, the Russell 1000 Growth Index gaining 2.74% and the Lehman Brothers Aggregate Bond Index climbing 0.15% for the six month period.

The equity portfolio benefited as investors abandoned the lower-quality, early-cycle stocks that dominated market performance in 2003 and gravitated to higher-quality names such as those held in the portfolio. During the first half of 2004, security selection, specifically within the health care sector, was additive to equity returns as the medical equipment and biotechnology industries continued to be focal points of the portfolio. Examples of strength within the equity portfolio's health care holdings include Genentech, Inc., Gilead Sciences, Inc. and Zimmer Holdings, Inc. Further contributing to equity returns was the portfolio's overweight position in energy stocks. While the spike in oil prices provided the catalyst for the near-term outperformance of the sector, the equity portfolio has been overweight in energy since early last year based on the long-term growth opportunities we feel exist. Positioning in the technology sector, specifically semiconductors and semiconductor equipment, detracted from performance as investors sold off due to concerns over slowing growth within the industry.

Over the period, volatility continued within the fixed-income markets as Treasury rates declined in the first quarter in response to disappointing job-creation reports. Treasury yields then spiked - with the yield of the 10-year Treasury note increasing 24 basis points in just one day - when a surprisingly strong jobs report came out in April. During the period, mortgages outperformed comparable Treasuries and were a significant contributor to performance. Although underperforming Treasuries in the second quarter, our overall overweight in the asset-backed sector boosted six-month returns. Credit (corporate bonds) was the worst-performing sector in the investment-grade universe during the first half of the year. Concerns about valuations in the context of a rising-interest-rate environment have halted the sector's momentum. The good news is that individual security selection generated gains from the credit sector for the portfolio.

Julie M. Van Cleave
Jack A. Zehner
Thomas J. Schmid
Portfolio Managers - Equity portion of the Portfolio

J. Christopher Gagnier
Gary W. Bartlett
Janet Campagna
Andrew P. Cestone
Daniel R. Taylor
Thomas J. Flaherty
Warren S. Davis
Timothy C. Vile
William T. Lissenden
Portfolio Managers - Fixed Income portion of the Portfolio

Brett Diment,Consultant to the Portfolio

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less then their original cost. Current performance may be lower or higher than the performance data quoted. Please visit scudder.com for the product's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Information concerning the portfolio holdings of the portfolio as of month-end is available upon request on the 16th of the following month.

Portfolio management market commentary is as of June 30, 2004, and may not come to pass. This information is subject to change at any time based on market and other conditions.

Risk Considerations

The portfolio is subject to stock market risk, meaning stocks in the portfolio may decline in value for extended periods of time due to the activities and financial prospects of individual companies, or due to general market and economic conditions. Additionally, the portfolio invests in individual bonds whose yields and market values fluctuate so that your investment may be worth more or less than its original cost. Please read this portfolio's prospectus for specific details regarding its investments and risk profile.

The Standard & Poor's 500 (S&P 500) Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The Russell 1000 Growth Index is an unmanaged, capitalization-weighted index containing those securities in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.

The Lehman Brothers Aggregate Bond Index is an unmanaged, market-value-weighted measure of Treasury issues, agency issues, corporate bond issues and mortgage securities.

Index returns assume reinvested dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Investment Portfolio as of June 30, 2004 (Unaudited)

Balanced Portfolio

	Shares	Value ($)

Common Stocks 64.7%
Consumer Discretionary 8.4%
Automobiles 1.0%
Harley-Davidson, Inc.	23,700	1,467,978
Hotels Restaurants & Leisure 1.6%
International Game Technology	36,000	1,389,600
YUM! Brands, Inc.*	22,400	833,728
		2,223,328
Internet & Catalog Retail 0.4%
eBay, Inc.*	5,800	533,310
Media 2.7%
Comcast Corp., "A"*	24,800	684,728
McGraw-Hill, Inc.	13,600	1,041,352
Omnicom Group, Inc.	15,900	1,206,651
Viacom, Inc., "B"	23,270	831,205
		3,763,936
Multiline Retail 1.4%
Kohl's Corp.*	10,900	460,852
Target Corp.	33,500	1,422,745
		1,883,597
Specialty Retail 1.3%
Bed Bath & Beyond, Inc.*	7,200	276,840
Home Depot, Inc.	6,100	214,720
Lowe's Companies, Inc.	13,600	714,680
Staples, Inc.	20,000	586,200
		1,792,440
Consumer Staples 7.9%
Beverages 2.2%
PepsiCo, Inc.	38,660	2,083,001
The Coca-Cola Co.	18,000	908,640
		2,991,641
Food & Drug Retailing 2.4%
Wal-Mart Stores, Inc.	43,400	2,289,784
Walgreen Co.	27,800	1,006,638
		3,296,422
Food Products 0.6%
Dean Foods Co.*	6,900	257,439
Hershey Foods Corp.	12,000	555,240
		812,679
Household Products 2.7%
Colgate-Palmolive Co.	30,300	1,771,035
Procter & Gamble Co.	36,700	1,997,948
		3,768,983
Energy 4.6%
Energy Equipment & Services 2.5%
Baker Hughes, Inc.	25,200	948,780
Nabors Industries Ltd.*	31,800	1,437,996
Schlumberger Ltd.	18,400	1,168,584
		3,555,360
	Shares	Value ($)

Oil & Gas 2.1%
Burlington Resources, Inc.	26,000	940,680
ConocoPhillips	16,300	1,243,527
EOG Resources, Inc.	11,500	686,665
		2,870,872
Financials 7.0%
Banks 0.8%
Bank of America Corp.	12,600	1,066,212
Capital Markets 1.7%
Goldman Sachs Group, Inc.	4,500	423,720
Lehman Brothers Holdings, Inc.	5,900	443,975
Morgan Stanley	19,300	1,018,461
State Street Corp.	9,200	451,168
		2,337,324
Consumer Finance 1.3%
American Express Co.	35,600	1,829,128
Diversified Financial Services 1.7%
Citigroup, Inc.	31,033	1,443,034
Fannie Mae	13,300	949,088
		2,392,122
Insurance 1.5%
AFLAC, Inc.	16,500	673,365
American International Group, Inc.	18,610	1,326,521
		1,999,886
Health Care 14.8%
Biotechnology 3.0%
Amgen, Inc.*	3,900	212,823
Genentech, Inc.*	48,400	2,720,080
Gilead Sciences, Inc.*	17,400	1,165,800
		4,098,703
Health Care Equipment & Supplies 3.7%
Baxter International, Inc.	22,200	766,122
Boston Scientific Corp.*	19,500	834,600
C.R. Bard, Inc.	9,600	543,840
Hospira, Inc.*	3,520	97,152
Medtronic, Inc.	24,200	1,179,024
Zimmer Holdings, Inc.*	19,700	1,737,540
		5,158,278
Health Care Providers & Services 1.2%
UnitedHealth Group, Inc.	26,000	1,618,500
Pharmaceuticals 6.9%
Abbott Laboratories	35,200	1,434,752
Eli Lilly & Co.	23,300	1,628,903
Johnson & Johnson	46,616	2,596,511
Merck & Co., Inc.	17,100	812,250
Pfizer, Inc.	89,450	3,066,346
		9,538,762
Industrials 4.8%
Aerospace & Defense 1.2%
United Technologies Corp.	18,500	1,692,380
	Shares	Value ($)

Air Freight & Logistics 0.8%
FedEx Corp.	12,500	1,021,125
Industrial Conglomerates 2.8%
3M Co.	9,800	882,098
General Electric Co.	93,000	3,013,200
		3,895,298
Information Technology 16.1%
Communications Equipment 1.9%
Cisco Systems, Inc.*	109,000	2,583,300
Computers & Peripherals 2.6%
Dell, Inc.*	19,300	691,326
EMC Corp.*	115,000	1,311,000
International Business Machines Corp.	18,900	1,666,035
		3,668,361
IT Consulting & Services 1.3%
Accenture Ltd. "A"*	13,000	357,240
Fiserv, Inc.*	24,900	968,361
Paychex, Inc.	12,200	413,336
		1,738,937
Semiconductors & Semiconductor Equipment 4.7%
Applied Materials, Inc.*	44,500	873,090
Intel Corp.	112,500	3,105,000
Linear Technology Corp.	27,000	1,065,690
Texas Instruments, Inc.	61,100	1,477,398
		6,521,178
Software 5.6%
Adobe Systems, Inc.	4,500	209,250
BEA Systems, Inc.*	16,100	132,342
Electronic Arts, Inc.*	24,600	1,341,930
Intuit, Inc.*	11,800	455,244
Microsoft Corp.	135,600	3,872,736
Oracle Corp.*	57,100	681,203
Symantec Corp.*	15,700	687,346
VERITAS Software Corp.*	15,700	434,890
		7,814,941
Materials 0.5%
Chemicals
Ecolab, Inc.	22,400	710,080
Telecommunication Services 0.6%
Diversified Telecommunication Services 0.2%
Verizon Communications, Inc.	8,100	293,139
Wireless Telecommunication Services 0.4%
AT&T Wireless Services, Inc.*	33,000	472,560
Total Common Stocks (Cost $70,180,814)		89,410,760

Preferred Stock 0.1%
Farm Credit Bank of Texas (Cost $165,000)	165,000	164,342

	Principal Amount ($)	Value ($)

Corporate Bonds 6.9%
Consumer Discretionary 0.5%
Comcast Cable Communications, 8.375%, 3/15/2013	250,000	293,486
DaimlerChrysler NA Holdings Corp., 4.75%, 1/15/2008	165,000	166,367
General Motors Corp., 8.375%, 7/15/2033	20,000	21,170
Liberty Media Corp., Series A, 3.02%, 9/17/2006	233,000	237,318
		718,341
Energy 1.0%
Pedernales Electric Cooperative, Series 02-A, 144A, 6.202%, 11/15/2032	420,000	420,063
Pemex Project Funding Master Trust: 144A, 2.82%, 6/15/2010	165,000	165,742
8.5%, 2/15/2008	240,000	264,000
Tri-State Generation & Transmission Association, 144A, 7.144%, 7/31/2033	335,000	347,757
XTO Energy, Inc., 4.9%, 2/1/2014	184,000	173,249
		1,370,811
Financials 3.2%
American General, 144A, 8.125%, 3/15/2046	230,000	280,569
Capital One Bank:
5.0%, 6/15/2009	245,000	245,701
5.125%, 2/15/2014	75,000	70,967
Ford Motor Credit Co.:
5.8%, 1/12/2009	295,000	297,773
6.875%, 2/1/2006	360,000	377,603
General Motors Acceptance Corp.:
6.75%, 1/15/2006	1,180,000	1,236,464
6.875%, 9/15/2011	125,000	128,162
Goldman Sachs Group, Inc.:
5.15%, 1/15/2014	660,000	633,810
6.345%, 2/15/2034	150,000	140,861
NiSource Finance Corp., 7.875%, 11/15/2010	135,000	154,763
OneAmerica Financial Partners, 144A, 7.0%, 10/15/2033	205,000	202,208
RAM Holdings Ltd., 144A, 6.875%, 4/1/2024	345,000	321,679
Republic New York Corp., 5.875%, 10/15/2008	195,000	205,703
Verizon Global Funding Corp., 7.25%, 12/1/2010	135,000	150,927
		4,447,190
Industrials 0.1%
BAE System 2001 Asset Trust, "B", Series B 2001, 144A, 7.156%, 12/15/2011	201,902	214,901
Materials 0.3%
Dow Chemical Co., 7.0%, 8/15/2005	350,000	365,321
Telecommunication Services 0.5%
Continental Cable, 9.0%, 9/1/2008	150,000	174,806
PCCW Capital Ltd., 144A, 6.0%, 7/15/2013	150,000	148,282
	Principal Amount ($)	Value ($)

Telecomunicaciones de Puerto Rico, Inc., 6.65%, 5/15/2006	185,000	195,441
Verizon Pennsylvania, 5.65%, 11/15/2011	110,000	111,597
		630,126
Utilities 1.3%
Alabama Power Co., 7.125%, 8/15/2004	250,000	251,459
Cleveland Electric Illuminating Co., 144A, 5.65%, 12/15/2013	210,000	204,354
Consumers Energy Co., Series F, 4.0%, 5/15/2010	345,000	326,624
Metropolitan Edison Co., 144A, 4.875%, 4/1/2014	205,000	191,069
Progress Energy, Inc., 6.75%, 3/1/2006	500,000	527,265
Xcel Energy, Inc., 7.0%, 12/1/2010	245,000	271,014
		1,771,785
Total Corporate Bonds (Cost $9,610,957)		9,518,475

Foreign Bonds - US$ Denominated 3.2%
Celulosa Arauco y Constitucion SA, 7.75%, 9/13/2011	440,000	493,434
Deutsche Telekom International Finance BV:
8.25%, 6/15/2030	244,000	296,981
8.5%, 6/15/2010	50,000	58,428
Encana Holdings Finance Corp., 5.8%, 5/1/2014	480,000	488,329
Mantis Reef Ltd., 144A, 4.692%, 11/14/2008	620,000	612,357
Mizuho Financial Group, 8.375%, 12/29/2049	350,000	360,500
QBE Insurance Group Ltd., 144A, 5.647%, 7/1/2023	250,000	237,823
Sappi Papier Holding AG, 144A, 6.75%, 6/15/2012	485,000	517,557
Sociedad Concesionaria Autopista Contral, 144A, 6.223%, 12/15/2026	435,000	424,569
Tyco International Group SA:
6.375%, 2/15/2006	30,000	31,497
6.75%, 2/15/2011	140,000	152,121
6.875%, 1/15/2029	455,000	476,344
United Mexican States, 7.5%, 4/8/2033	95,000	91,960
WPP Finance Corp., 144A, 5.875%, 6/15/2014	180,000	180,737
Total Foreign Bonds - US$ Denominated (Cost $4,440,685)		4,422,637

Asset Backed 3.5%
Automobile Receivables 1.0%
MMCA Automobile Trust:
"A4", Series 2002-3, 3.57%, 8/17/2009	650,000	653,400
"A4", Series 2002-2, 4.3%, 3/15/2010	520,000	524,999
"B", Series 2002-2, 4.67%, 3/15/2010	230,130	216,322
		1,394,721
	Principal Amount ($)	Value ($)

Credit Card Receivables 0.5%
MBNA Credit Card Master Note Trust, "A4", Series 2004-A4, 2.7%, 9/15/2009	620,000	606,501
Home Equity Loans 1.4%
Advanta Mortgage Loan Trust, "A6", Series 2000-2, 7.72%, 3/25/2015	343,962	365,112
Centex Home Equity, "A6", Series 2000-B, 7.97%, 7/25/2031	420,307	439,592
Chase Funding Mortgage Loan, "2A2", Series 2004-1, 1.33%, 12/25/2033*	125,000	124,995
Countrywide Home Loan, "A16", Series 2002-36, 5.25%, 1/25/2033	244,278	245,722
Equity One ABS, Inc., "AF3", Series 2004-1, 3.054%, 4/25/2034	155,000	151,434
Long Beach Mortgage Loan Trust:
"A3", Series 2004-1, 1.4%, 2/25/2034*	351,679	351,946
"M3", Series 2001-4, 3.85%, 3/25/2032*	265,000	265,628
		1,944,429
Manufactured Housing Receivables 0.6%
Green Tree Financial Corp., "A5", Series 1996-5, 7.05%, 1/15/2019	216,132	223,169
Vanderbilt Acquisition Loan Trust, "A2", Series 2002-1, 4.77%, 10/7/2018	630,000	637,804
		860,973
Total Asset Backed (Cost $4,832,952)		4,806,624

US Government Agency Sponsored Pass-Thrus 1.1%
Federal Home Loan Mortgage Corp., 2.875%, 12/15/2006	205,000	203,002
Federal National Mortgage Association:
4.5%, 12/1/2018	85,806	84,077
5.5% with various maturities from 3/1/2018 until 5/1/2034	888,729	889,556
6.0%, 11/1/2017	201,166	210,067
6.5%, 12/1/2033	78,749	82,055
8.0%, 9/1/2015	77,545	82,854
Total US Government Agency Sponsored Pass-Thrus (Cost $1,564,387)		1,551,611

Commercial and Non-Agency Mortgage Backed Securities 3.2%
Bank of America Alternative Loan Trust:
"1A1", Series 2004-2, 6.0%, 3/25/2034	455,981	459,039
"2A1", Series 2004-4, 6.0%, 5/25/2034	245,789	251,211
Chase Commercial Mortgage Securities Corp., "A1", Series 2000-1, 7.656%, 4/15/2032	241,469	251,889
Countrywide Alternative Loan Trust, "1A1", Series 2004-J1, 6.0%, 2/25/2034	171,433	174,107
Countrywide Home Loans, "A5", Series 2002-27, 5.5%, 12/25/2032	255,053	256,314
	Principal Amount ($)	Value ($)

Master Alternative Loan Trust:
"7A1", Series 2004-4, 6.0%, 5/25/2034	62,781	62,847
"3A1", Series 2004-5, 6.5%, 6/25/2034	75,000	77,469
Master Asset Securitization Trust, "8A1", Series 2003-6, 5.5%, 7/25/2033	296,425	289,760
Merrill Lynch Mortgage Investors, Inc., "B", Series 1999-C1, Commercial Mortgage, 7.71%, 11/15/2031	220,000	247,909
PNC Mortgage Acceptance Corp., "A2", Series 2000-C1, Commercial Mortgage, 7.61%, 2/15/2010	325,000	367,991
Residential Funding Mortgage Securities I, "A1", Series 2003-S2, 5.0%, 2/25/2033	137,325	138,132
Structured Asset Securities Corp., "2A1", Series 2003-1, 6.0%, 2/25/2018	131,402	136,352
TIAA Real Estate CDO Ltd., 144A, "A2", Series 2001-C1A, Commercial Mortgage, 6.3%, 6/19/2021	172,875	182,801
WAMU Mortgage Pass-Through Certificates, "4A", Series 2004-CB1, 6.0%, 6/25/2034	371,573	382,472
Washington Mutual MSC Mortgage Pass-Through, "3A1", Series 2003-MS6, 4.55%, 5/25/2033	704,232	700,661
Washington Mutual MSC Mortgage Pass-Through, Series, "1A1", Series 2003-MS, 5.75%, 3/25/2033	85,248	85,460
Wells Fargo Mortgage Backed Securities Trust, "1A1", Series 2003-6, 5.0%, 6/25/2018	400,707	400,676
Commercial and Non-Agency Mortgage Backed Securities (Cost $4,534,589)		4,465,090

Collateralized Mortgage Obligations 7.4%
Fannie Mae Grantor Trust, "1A3", Series 2004-T2, 7.0%, 11/25/2043	162,097	171,186
Fannie Mae Whole Loan, "5A", Series 2004-W2, 7.5%, 3/25/2044	440,016	471,503
Federal Home Loan Mortgage Corp.:
"AU", Series 2759, 3.5%, 5/15/2019	259,000	259,984
"ME", Series 2691, 4.5%, 4/15/2032	285,000	265,063
"PE", Series 2727, 4.5%, 7/15/2032	470,000	435,856
"QH", Series 2694, 4.5%, 3/15/2032	595,000	552,897
"BG", Series 2640, 5.0%, 2/15/2032	510,000	489,986
"JD", Series 2778, 5.0%, 12/15/2032	355,000	339,768
"NE", Series 2802, 5.0%, 2/15/2033	460,000	441,025
"PC", Series 2520, 5.0%, 2/15/2020	54,766	54,886
"PE", Series 2721, 5.0%, 1/15/2023	185,000	176,546
"H", Series 2278, 6.5%, 1/15/2031	145,385	147,511
"3A", Series T-41, 7.5%, 7/25/2032	156,184	167,361
	Principal Amount ($)	Value ($)

Federal National Mortgage Association:
"3A2B", Series 2003-W10, 3.056%, 7/25/2037	260,000	256,995
"TU", Series 2003-122, 4.0%, 5/25/2016	350,000	351,397
"PU", Series 2003-33, 4.5%, 5/25/2033	334,241	337,601
"A2", Series 2002-W10, 4.7%, 8/25/2042	148,072	148,628
"A2", Series 2002-W9, 4.7%, 8/25/2042	97,252	97,747
"1A3", Series 2003-W18, 4.732%, 8/25/2033	270,000	273,714
"A2", Series 2002-60, 4.75%, 2/25/2044	208,148	211,121
"KH", Series 2003-92, 5.0%, 3/25/2032	260,000	249,804
"MC", Series 2002-56, 5.5%, 9/25/2017	250,177	259,541
"PE", Series 2002-3, 5.5%, 8/25/2015	940,000	972,424
"PD", Series 2002-31, 6.0%, 11/25/2021	1,300,000	1,353,701
"PM", Series 2001-60, 6.0%, 3/25/2030	182,473	187,687
"1A3", Series 2004-T3, 7.0%, 2/25/2044	75,000	79,453
"2A", Series 2003-W8, 7.0%, 10/25/2042	207,107	217,901
"A2", Series 2002-T16, Grantor Trust, 7.0%, 7/25/2042	166,965	176,878
FHLMC Structured Pass-Through Securities, "3A", Series T-58, 7.0%, 9/25/2043	225,945	239,354
Government National Mortgage Association:
"DH", Series 2004-3, 3.75%, 2/20/2027	810,000	797,846
"QC", Series 2002-45, 6.5%, 7/20/2029	64,528	64,470
Total Collateralized Mortgage Obligations (Cost $10,239,056)		10,249,834

Government National Mortgage Association 0.4%
Government National Mortgage Association:
5.0%, 9/20/2033	241,964	234,891
6.5%, 4/20/2034	344,683	357,985
Total Government National Mortgage Association (Cost $603,181)		592,876

Municipal Investments 1.9%
Brockton, MA, Core City GO, Economic Development, Series A, 6.45%, 5/1/2017 (c)	560,000	601,412
Charlotte-Meckelberg, NC, Hospital Authority Health Care System Revenue, ETM, 5.0%, 8/1/2015	510,000	497,107
Hoboken, NJ, Core City GO, Series B, 3.8%, 1/1/2008 (c)	355,000	357,758
Jersey City, NJ, Water & Sewer Revenue, Municipal Utilities Authority, Water Revenue, Series B, 4.91%, 5/15/2015 (c)	385,000	369,458
	Principal Amount ($)	Value ($)

Jicarilla, NM, Sales & Special Tax Revenue, Apache Nation Revenue, 5.2%, 12/1/2013	215,000	210,158
Wisconsin, State (REV) Lease, Series A, 5.7%, 5/1/2026 (c)	230,000	226,173
Yazoo County, MS, Sales & Special Tax Revenue, Series B, 4.3%, 9/1/2010 (c)	355,000	350,477
Total Municipal Investments (Cost $2,598,209)		2,612,543

US Government Sponsored Agencies 0.9%
Federal Home Loan Mortgage Corp., 5.0%, 12/1/2033 (d)	550,000	530,750
Federal National Mortgage Association:
4.5% with various maturities from 12/1/2018 until 12/1/2032 (d)	175,000	165,510
5.0% with various maturities from 12/1/2017 until 12/1/2034 (d)	605,000	602,036
Total US Government Sponsored Agencies (Cost $1,314,887)		1,298,296
	Principal Amount ($)	Value ($)

US Government Backed 3.4%
US Treasury Bond:
6.0%, 2/15/2026	1,501,000	1,617,386
7.25%, 5/15/2016	1,122,000	1,356,436
US Treasury Note:
1.5%, 3/31/2006	20,000	19,637
3.125%, 10/15/2008	397,000	389,044
4.375%, 8/15/2012	1,264,000	1,258,125
Total US Government Backed (Cost $4,552,053)		4,640,628

	Shares	Value ($)

Cash Equivalents 3.3%
Scudder Cash Management QP Trust, 1.20% (b) (Cost $4,520,427)	4,520,427	4,520,427
Total Investment Portfolio - 100.0% (Cost $119,157,197) (a)		138,254,143

* Non-income producing security.
(a) The cost for federal income tax purposes was $121,449,910. At June 30, 2004, net unrealized appreciation for all securities based on tax cost was $16,804,233. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $19,891,504 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,087,271.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) Bond is insured by one of these companies:
Insurance Coverage		As a % of Total Investment Portfolio
AMBAC	AMBAC Assurance Company	0.3
FGIC	Financial Guaranty Insurance Company	0.7
FSA	Financial Security Assurance	0.2
MBIA	Municipal Bond Investors Assurance	0.2

(d) Mortgage dollar rolls included.

ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

144A: Security exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

Purchases and sales of investment securities (excluding US Treasury obligations, short-term investments and mortgage dollar roll transactions) for the six months ended June 30, 2004, aggregated $48,395,948 and $58,105,997, respectively. Purchases and sales of US Treasury obligations aggregated $5,551,624 and $4,459,652, respectively. Purchases and sales of mortgage dollar roll transactions aggregated $11,859,099 and $11,901,115, respectively.

At December 31, 2003, the Balanced Portfolio had a net tax basis capital loss carryforward of approximately $23,718,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2009 ($13,346,000), December 31, 2010 ($505,000) and December 31, 2011 ($9,867,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2003 through December 31, 2003, the Portfolio incurred approximately $91,300 of net realized capital losses. As permitted by tax regulations, the Portfolio intends to elect to defer these losses and treat them as arising in the fiscal year ending December 31, 2004.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Balanced Portfolio

Statement of Assets and Liabilities as of June 30, 2004 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $114,636,770)	$ 133,733,716
Investment in Scudder Cash Management QP Trust (cost $4,520,427)	4,520,427
Total investments in securities, at value (cost $119,157,197)	138,254,143
Cash	10,000
Receivable for investments sold	119,272
Dividends receivable	53,183
Interest receivable	432,484
Receivable for Portfolio shares sold	92
Other assets	2,675
Total assets	138,871,849
Liabilities
Payable for investments purchased	104,423
Payable for investments purchase - mortgage dollar rolls	1,285,230
Payable for Portfolio shares redeemed	153,923
Deferred mortgage dollar roll income	2,925
Accrued management fee	46,628
Other accrued expenses and payables	62,025
Total liabilities	1,655,154
Net assets, at value	$ 137,216,695
Net Assets
Net assets consist of: Undistributed net investment income	1,130,717
Net unrealized appreciation (depreciation) on investments	19,096,946
Accumulated net realized gain (loss)	(26,083,293)
Paid-in capital	143,072,325
Net assets, at value	$ 137,216,695
Net Asset Value, offering and redemption price per share ($137,216,695 / 12,222,776 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 11.23

Statement of Operations for the six months ended June 30, 2004 (Unaudited)
Investment Income
Income: Dividends	$ 470,189
Interest	1,140,085
Interest - Scudder Cash Management QP Trust	22,115
Total Income	1,632,389
Expenses: Management fee	331,770
Custodian fees	9,702
Accounting fees	30,910
Auditing	18,002
Trustees' fees and expenses	3,772
Reports to shareholders	3,042
Other	4,909
Total expenses, before expense reductions	402,107
Expense reductions	(877)
Total expenses, after expense reductions	401,230
Net investment income	1,231,159
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	566,792
Net unrealized appreciation (depreciation) during the period on investments	1,168,774
Net gain (loss) on investment transactions	1,735,566
Net increase (decrease) in net assets resulting from operations	$ 2,966,725

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Operations: Net investment income	$ 1,231,159	$ 2,459,491
Net realized gain (loss) on investment transactions	566,792	(3,387,044)
Net unrealized appreciation (depreciation) on investment transactions during the period	1,168,774	23,303,018
Net increase (decrease) in net assets resulting from operations	2,966,725	22,375,465
Distributions to shareholders from net investment income	(2,400,328)	(3,267,657)
Portfolio share transactions: Proceeds from shares sold	3,568,721	10,385,277
Reinvestment of distributions	2,400,328	3,267,657
Cost of shares redeemed	(12,427,020)	(20,040,448)
Net increase (decrease) in net assets from Portfolio share transactions	(6,457,971)	(6,387,514)
Increase (decrease) in net assets	(5,891,574)	12,720,294
Net assets at beginning of period	143,108,269	130,387,975
Net assets at end of period (including undistributed net investment income of $1,130,717 and $2,299,886, respectively)	$ 137,216,695	$ 143,108,269
Other Information
Shares outstanding at beginning of period	12,794,206	13,419,812
Shares sold	314,134	1,006,063
Shares issued to shareholders in reinvestment of distributions	216,636	328,078
Shares redeemed	(1,102,200)	(1,959,747)
Net increase (decrease) in Portfolio shares	(571,430)	(625,606)
Shares outstanding at end of period	12,222,776	12,794,206

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Balanced Portfolio

Years Ended December 31,	2004[a]	2003	2002	2001[b]	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 11.19	$ 9.72	$ 11.76	$ 13.39	$ 16.11	$ 15.21
Income (loss) from investment operations: Net investment income[c]	.10	.19	.23	.30	.34	.35
Net realized and unrealized gain (loss) on investment transactions	.13	1.53	(1.97)	(1.07)	(.62)	1.85
Total from investment operations	.23	1.72	(1.74)	(.77)	(.28)	2.20
Less distributions from: Net investment income	(.19)	(.25)	(.30)	(.34)	(.28)	(.18)
Net realized gains on investment transactions	-	-	-	(.52)	(2.16)	(1.12)
Total distributions	(.19)	(.25)	(.30)	(.86)	(2.44)	(1.30)
Net asset value, end of period	$ 11.23	$ 11.19	$ 9.72	$ 11.76	$ 13.39	$ 16.11
Total Return (%)	2.21**	17.94	(15.07)	(6.06)	(2.02)	15.32
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	137	143	130	173	190	199
Ratio of expenses before expense reductions (%)	.57*	.59	.56	.57[d]	.54	.55
Ratio of expense after expense reductions (%)	.57*	.59	.56	.56[d]	.54	.55
Ratio of net investment income (%)	1.75*	1.82	2.19	2.46	2.41	2.36
Portfolio turnover rate (%)	78e*	99[e]	141[e]	100[e]	127	98

a For the six months ended June 30, 2004 (Unaudited).
b As required, effective January 1, 2001, the Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. In addition, paydowns on mortgage-backed securities which were included in realized gain/loss on investment transactions prior to January 1, 2001 are included as interest income. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $.01, increase net realized and unrealized gain (loss) per share by $.01, and decrease the ratio of net investment income to average net assets from 2.56% to 2.46%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
c Based on average shares outstanding during the period.
d The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were ..56% and .56%, respectively.
e The portfolio turnover rate including mortgage dollar roll transactions was 96%, 112%, 146% and 104% for the six months ended June 30, 2004 and the years ended December 31, 2003, December 31, 2002 and December 31, 2001, respectively.
* Annualized
** Not annualized

Management Summary June 30, 2004

Growth and Income Portfolio

Growth and Income Portfolio Class A shares (unadjusted for contract charges) advanced 3.16% for the six-month period ended June 30, 2004, lagging the 3.44% total return of the portfolio's benchmark, the Standard & Poor's 500 index (S&P 500). Strong stock selection in the telecommunications and consumer staples sectors were not enough to offset the poor performance of the financials and consumer discretionary sectors.

AT&T Wireless Services, Inc. was the top contributor, with gains resulting from its takeover by Cingular Wireless LLC. Within the consumer staples sector, overweight positions in grocery retailer Safeway, Inc. and Hershey Foods Corp. contributed strongly, while an underweight position in Wal-Mart Stores, Inc. aided relative performance.

Continued weakness in entertainment company Viacom, Inc. and other media names made consumer discretionary stocks the poorest performers in the portfolio. Also detracting were financials, which lost ground due to an increase in interest rates. Despite the portfolio's underweight position in financials, its relatively larger stake than the benchmark in capital markets stocks (the weakest subsector) negatively affected returns overall.

While the managers have trimmed some positions in industrials and technology on price strength, they remain confident in the portfolio's general positioning. In response to rising interest rates, they have sought to insulate the portfolio by adding to positions in consumer staples. They also have brought the portfolio's underweight in utilities closer to par with the benchmark. Earlier underperformance, they believe, may suggest that any increase in interest rates is already "priced into" utilities stocks.

Gregory S. Adams
Lead Portfolio Manager

Andrew Brudenell
Portfolio Manager

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less then their original cost. Current performance may be lower or higher than the performance data quoted. Please visit scudder.com for the product's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Information concerning the portfolio holdings of the portfolio as of month-end is available upon request on the 16th of the following month.

Risk Considerations

The portfolio is subject to stock market risk, meaning stocks in the portfolio may decline in value for extended periods of time due to the activities and financial prospects of individual companies, or due to general market and economic conditions. Please read this portfolio's prospectus for specific information regarding its investments and risk profile.

The Standard & Poor's 500 (S&P 500) Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvested dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Portfolio management market commentary is as of June 30, 2004, and may not come to pass. This information is subject to change at any time based on market and other conditions.

The accompanying notes are an integral part of the financial statements.

Investment Portfolio as of June 30, 2004 (Unaudited)

Growth and Income Portfolio

	Shares	Value ($)

Common Stocks 97.9%
Consumer Discretionary 11.0%
Internet & Catalog Retail 0.4%
InterActiveCorp.*	27,900	840,906
Media 5.2%
Comcast Corp. "A"*	65,000	1,794,650
Interpublic Group of Companies, Inc.*	107,800	1,480,094
Time Warner, Inc.*	193,600	3,403,488
Viacom, Inc. "B"	81,400	2,907,608
		9,585,840
Multiline Retail 1.9%
Dollar General Corp.	57,300	1,120,788
Target Corp.	56,700	2,408,049
		3,528,837
Specialty Retail 3.5%
Sherwin-Williams Co.	24,100	1,001,355
Staples, Inc.	116,100	3,402,891
The Gap, Inc.	89,500	2,170,375
		6,574,621
Consumer Staples 8.2%
Beverages 2.9%
Anheuser-Busch Companies, Inc.	51,300	2,770,200
PepsiCo, Inc.	47,400	2,553,912
		5,324,112
Food & Drug Retailing 1.9%
Safeway, Inc.*	47,800	1,211,252
Wal-Mart Stores, Inc.	43,700	2,305,612
		3,516,864
Food Products 1.4%
Dean Foods Co.*	25,200	940,212
Hershey Foods Corp.	36,200	1,674,974
		2,615,186
Personal Products 2.0%
Avon Products, Inc.	81,200	3,746,568
Energy 6.7%
Energy Equipment & Services 0.8%
Baker Hughes, Inc.	38,500	1,449,525
Oil & Gas 5.9%
ChevronTexaco Corp.	22,000	2,070,420
Devon Energy Corp.	17,800	1,174,800
ExxonMobil Corp.	134,914	5,991,531
Total SA (ADR) (c)	18,790	1,805,343
		11,042,094
Financials 18.2%
Banks 4.2%
Bank of America Corp.	50,800	4,298,696
US Bancorp.	48,400	1,333,904
Wachovia Corp.	50,300	2,238,350
		7,870,950
	Shares	Value ($)

Capital Markets 3.7%
Lehman Brothers Holdings, Inc.	28,400	2,137,100
Morgan Stanley	88,500	4,670,145
		6,807,245
Diversified Financial Services 5.3%
Citigroup, Inc.	134,000	6,231,000
Fannie Mae	18,400	1,313,024
J.P. Morgan Chase & Co.	57,200	2,217,644
		9,761,668
Insurance 5.0%
AMBAC Financial Group, Inc.	18,800	1,380,672
American International Group, Inc.	46,100	3,286,008
Hartford Financial Services Group, Inc.	35,600	2,447,144
MetLife, Inc.	63,400	2,272,890
		9,386,714
Health Care 12.6%
Biotechnology 1.6%
Amgen, Inc.*	54,700	2,984,979
Health Care Equipment & Supplies 2.2%
Biomet, Inc.	55,350	2,459,754
Guidant Corp.	29,000	1,620,520
		4,080,274
Health Care Providers & Services 1.6%
Caremark Rx, Inc.*	57,000	1,877,580
WellPoint Health Networks, Inc.*	9,400	1,052,894
		2,930,474
Pharmaceuticals 7.2%
Allergan, Inc.	11,000	984,720
Eli Lilly & Co.	33,200	2,321,012
Johnson & Johnson	64,700	3,603,790
Pfizer, Inc.	164,800	5,649,344
Wyeth	25,700	929,312
		13,488,178
Industrials 12.9%
Aerospace & Defense 3.4%
Honeywell International, Inc.	75,400	2,761,902
United Technologies Corp.	38,500	3,521,980
		6,283,882
Industrial Conglomerates 6.6%
3M Co.	27,400	2,466,274
General Electric Co.	214,700	6,956,280
Tyco International Ltd.	83,700	2,773,818
		12,196,372
Machinery 2.9%
Deere & Co.	33,800	2,370,732
Parker-Hannifin Corp.	51,800	3,080,028
		5,450,760
	Shares	Value ($)

Information Technology 18.7%
Communications Equipment 3.0%
Cisco Systems, Inc.*	180,800	4,284,960
Motorola, Inc.	72,700	1,326,775
		5,611,735
Computers & Peripherals 4.6%
Dell, Inc.*	59,500	2,131,290
EMC Corp.*	181,500	2,069,100
Hewlett-Packard Co.	82,700	1,744,970
International Business Machines Corp.	29,000	2,556,350
		8,501,710
Internet Software & Services 0.8%
Yahoo!, Inc.*	39,400	1,431,402
IT Consulting & Services 0.5%
Accenture Ltd. "A"*	36,400	1,000,272
Semiconductors & Semiconductor Equipment 3.2%
Altera Corp.*	86,700	1,926,474
Analog Devices, Inc.	28,900	1,360,612
Texas Instruments, Inc.	107,400	2,596,932
		5,884,018
Software 6.6%
Microsoft Corp.	245,400	7,008,624
Oracle Corp.*	199,100	2,375,263
Symantec Corp.*	29,700	1,300,266
VERITAS Software Corp.*	56,100	1,553,970
		12,238,123
Materials 3.6%
Chemicals 1.7%
E.I. du Pont de Nemours & Co.	33,100	1,470,302
Monsanto Co.	43,900	1,690,150
		3,160,452
	Shares	Value ($)

Metals & Mining 0.8%
Alcoa, Inc.	45,300	1,496,259
Paper & Forest Products 1.1%
Georgia-Pacific Corp.	52,700	1,948,846
Telecommunication Services 3.4%
Diversified Telecommunication Services 2.1%
ALLTEL Corp.	33,400	1,690,708
Verizon Communications, Inc.	60,072	2,174,005
		3,864,713
Wireless Telecommunication Services 1.3%
AT&T Wireless Services, Inc.*	170,600	2,442,992
Utilities 2.6%
Electric Utilities
Exelon Corp.	64,600	2,150,534
FPL Group, Inc.	26,460	1,692,117
PG&E Corp.*	32,500	908,050
		4,750,701
Total Common Stocks (Cost $155,462,567)		181,797,272

Securities Lending Collateral 0.8%
Daily Assets Fund Institutional, 1.14% (d) (e) (Cost$1,568,000)	1,568,000	1,568,000

Cash Equivalents 1.3%
Scudder Cash Management QP Trust, 1.20% (b) (Cost $2,351,933)	2,351,933	2,351,933
Total Investment Portfolio - 100.0% (Cost $159,382,500) (a)		185,717,205

* Non-income producing security.
(a) The cost for federal income tax purposes was $161,579,999. At June 30, 2004, net unrealized appreciation for all securities based on tax cost was $24,137,206. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $29,776,728 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,639,522.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2004 amounted to $1,530,560, which is 0.8% of total net assets.
(d) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(e) Represents collateral held in connection with securities lending.

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2004, aggregated $31,967,838 and $32,181,712, respectively.

At December 31, 2003, the Growth and Income Portfolio had a net tax basis capital loss carryforward of approximately $41,927,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2009 ($12,650,000), December 31, 2010 ($22,248,000) and December 31, 2011 ($7,029,000), the respective expiration dates, whichever occurs first.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Growth and Income Portfolio

Statement of Assets and Liabilities as of June 30, 2004 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $155,462,567)	$ 181,797,272
Investment in Daily Assets Fund Institutional (cost $1,568,000)*	1,568,000
Investment in Scudder Cash Management QP Trust (cost $2,351,933)	2,351,933
Total investments in securities, at value (cost $159,382,500)	185,717,205
Dividends receivable	150,308
Interest receivable	5,109
Receivable for Portfolio shares sold	38,455
Foreign taxes recoverable	904
Other assets	3,879
Total assets	185,915,860
Liabilities
Payable upon return of securities loaned	1,568,000
Payable for Portfolio shares redeemed	120,148
Accrued management fee	75,225
Accrued distribution service fees	4,935
Other accrued expenses and payables	91,493
Total liabilities	1,859,801
Net assets, at value	$ 184,056,059
Net Assets
Net assets consist of: Undistributed net investment income	679,997
Net unrealized appreciation (depreciation) on investments	26,334,705
Accumulated net realized gain (loss)	(41,722,518)
Paid-in capital	198,763,875
Net assets, at value	$ 184,056,059
Class A Net Asset Value, offering and redemption price per share ($158,448,282 / 18,212,735 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 8.70
Class B Net Asset Value, offering and redemption price per share ($25,607,777 / 2,951,103 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 8.68

Statement of Operations for the six months ended June 30, 2004 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $12,301)	$ 1,268,767
Interest - Scudder Cash Management QP Trust	25,297
Securities lending income	6,567
Total Income	1,300,631
Expenses: Management fee	429,381
Custodian fees	8,232
Accounting fees	34,516
Distribution service fees (Class B)	26,099
Record keeping fees (Class B)	7,218
Auditing	15,175
Legal	5,953
Trustees' fees and expenses	3,730
Reports to shareholders	6,588
Other	5,955
Total expenses, before expense reductions	542,847
Expense reductions	(727)
Total expenses, after expense reductions	542,120
Net investment income (loss)	758,511
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	2,910,470
Net unrealized appreciation (depreciation) during the period on investments	1,850,333
Net gain (loss) on investment transactions	4,760,803
Net increase (decrease) in net assets resulting from operations	$ 5,519,314

The accompanying notes are an integral part of the financial statements.

* Represents collateral on securities loaned.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Operations: Net investment income (loss)	$ 758,511	$ 1,355,887
Net realized gain (loss) on investment transactions	2,910,470	(2,190,678)
Net unrealized appreciation (depreciation) on investment transactions during the period	1,850,333	37,960,524
Net increase (decrease) in net assets resulting from operations	5,519,314	37,125,733
Distributions to shareholders from: Net investment income: Class A	(1,239,211)	(1,476,002)
Class B	(112,919)	(71,436)
Portfolio share transactions: Class A Proceeds from shares sold	5,736,769	16,861,930
Reinvestment of distributions	1,239,211	1,476,002
Cost of shares redeemed	(12,837,573)	(25,120,246)
Net increase (decrease) in net assets from Class A share transactions	(5,861,593)	(6,782,314)
Class B Proceeds from shares sold	7,946,274	9,818,320
Reinvestment of distributions	112,919	71,436
Cost of shares redeemed	(872,318)	(1,439,484)
Net increase (decrease) in net assets from Class B share transactions	7,186,875	8,450,272
Increase (decrease) in net assets	5,492,466	37,246,253
Net assets at beginning of period	178,563,593	141,317,340
Net assets at end of period (including undistributed net investment income of $679,997 and $1,273,616, respectively)	$ 184,056,059	$ 178,563,593
Other Information
Class A Shares outstanding at beginning of period	18,896,518	19,882,920
Shares sold	663,579	2,314,339
Shares issued to shareholders in reinvestment of distributions	146,479	208,181
Shares redeemed	(1,493,841)	(3,508,922)
Net increase (decrease) in Portfolio shares	(683,783)	(986,402)
Shares outstanding at end of period	18,212,735	18,896,518
Class B Shares outstanding at beginning of period	2,114,110	990,738
Shares sold	925,048	1,308,947
Shares issued to shareholders in reinvestment of distributions	13,379	10,104
Shares redeemed	(101,434)	(195,679)
Net increase (decrease) in Portfolio shares	836,993	1,123,372
Shares outstanding at end of period	2,951,103	2,114,110

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Growth and Income Portfolio

Class A

Years Ended December 31,	2004[a]	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 8.50	$ 6.77	$ 8.90	$ 10.38	$ 10.96	$ 11.25
Income (loss) from investment operations: Net investment income[b]	.04	.07	.07	.09	.11	.22
Net realized and unrealized gain (loss) on investment transactions	.23	1.74	(2.12)	(1.23)	(.33)	.46
Total from investment operations	.27	1.81	(2.05)	(1.14)	(.22)	.68
Less distributions from: Net investment income	(.07)	(.08)	(.08)	(.12)	(.15)	(.13)
Net realized gains on investment transactions	-	-	-	(.22)	(.21)	(.84)
Total distributions	(.07)	(.08)	(.08)	(.34)	(.36)	(.97)
Net asset value, end of period	$ 8.70	$ 8.50	$ 6.77	$ 8.90	$ 10.38	$ 10.96
Total Return (%)	3.16**	26.74	(23.13)	(11.30)	(2.10)	5.80
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	158	161	135	185	185	200
Ratio of expenses before expense reductions (%)	.56*	.59	.57	.57[c]	.56	.55
Ratio of expenses after expense reductions (%)	.56*	.59	.57	.56[c]	.56	.55
Ratio of net investment income (loss) (%)	.88*	.91	.92	.94	1.06	2.01
Portfolio turnover rate (%)	36*	37	66	67	65	65

Class B

Years Ended December 31,	2004[a]	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 8.47	$ 6.75	$ 8.87	$ 10.35	$ 10.93	$ 11.24
Income (loss) from investment operations: Net investment income[b]	.03	.05	.05	.06	.09	.19
Net realized and unrealized gain (loss) on investment transactions	.22	1.73	(2.12)	(1.23)	(.33)	.46
Total from investment operations	.25	1.78	(2.07)	(1.17)	(.24)	.65
Less distributions from: Net investment income	(.04)	(.06)	(.05)	(.09)	(.13)	(.12)
Net realized gains on investment transactions	-	-	-	(.22)	(.21)	(.84)
Total distributions	(.04)	(.06)	(.05)	(.31)	(.34)	(.96)
Net asset value, end of period	$ 8.68	$ 8.47	$ 6.75	$ 8.87	$ 10.35	$ 10.93
Total Return (%)	3.01**	26.55	(23.40)	(11.56)	(2.33)	5.48
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	26	18	7	10	13	14
Ratio of expenses before expense reductions (%)	.88*	.85	.82	.82[c]	.81	.80
Ratio of expenses after expense reductions (%)	.88*	.85	.82	.81[c]	.81	.80
Ratio of net investment income (loss) (%)	.56*	.65	.67	.69	.81	1.76
Portfolio turnover rate (%)	36*	37	66	67	65	65

a For the six months ended June 30, 2004 (Unaudited).
b Based on average shares outstanding during the period.
c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were ..56% and .56%, and .81% and .81% for Class A and Class B, respectively.
* Annualized
** Not annualized

Management Summary June 30, 2004

Capital Growth Portfolio

Mixed signals muted equity returns for the six-month period ending June 30, 2004, slowing the pace of portfolio returns. Whereas economic growth and strong corporate earnings lifted the markets, geopolitical risks, high oil prices and concerns over inflation took their toll on overall performance.

Even in this climate of uncertainty, the portfolio delivered a positive total return of 3.58% (Class A shares, unadjusted for contract charges) for the six-month period ended June 30, 2004, outperforming its two benchmarks: the Russell 1000 Growth Index returned 2.74%, and the Standard & Poor's 500 index returned 3.44%. The relative outperformance was driven by strong security selection and a shift in market leadership away from the lower-quality, early-cycle stocks that dominated market performance in 2003 and toward the higher-quality names such as those held in the portfolio. Positioning in the health care sector proved particularly additive to returns. We continue to focus on the medical equipment and biotechnology industries within the health care sector as areas of strong growth. Genentech, Inc., Gilead Sciences, Inc. and Zimmer Holdings, Inc. were among the stocks that exemplified the strength of the portfolio's health care holdings over the last six months.

Further contributing to performance was the portfolio's overweight position in the energy sector. While the spike in oil prices provided the catalyst for the near-term outperformance of the sector, the equity portfolio has been overweight in energy since early last year based on the long-term growth opportunities we feel exist in the space.

Detracting from returns over this period was the portfolio's positioning in the technology sector. Specific weakness was seen in the highly cyclical semiconductor and semiconductor equipment industry, as concerns mounted over slowing order growth. While the portfolio maintains an exposure to the sector, we have altered the composition of our technology holdings to emphasize companies with strong recurring revenue. In addition, we continue to believe that record levels of corporate cash flow coupled with the year-end elimination of the accelerated method of depreciation, which allows companies to depreciate capital goods at an increased rate, has the potential to ignite a meaningful increase in technology capital spending in the second half of 2004.

It has become clear that the rate of economic and earnings growth is expected to slow as the cycle matures. As a result, investor attention has begun to focus on the types of stocks that Capital Growth Portfolio comprises: large-cap, high-quality companies capable of producing consistent revenue and earnings growth. Given this market backdrop, we are enthused about the prospects for Capital Growth Portfolio and optimistic that our strategy will continue to be rewarded.

Julie M. Van Cleave, Jack A. Zehner and Thomas J. Schmid
Portfolio Managers

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less then their original cost. Current performance may be lower or higher than the performance data quoted. Please visit scudder.com for the product's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Information concerning the portfolio holdings of the portfolio as of month-end is available upon request on the 16th of the following month.

Risk Considerations

The portfolio is subject to stock market risk, meaning stocks in the portfolio may decline in value for extended periods of time due to the activities and financial prospects of individual companies, or due to general market and economic conditions. Please read this portfolio's prospectus for specific information regarding its investments and risk profile.

The Russell 1000 Growth Index is an unmanaged, capitalization-weighted index containing those securities in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. Index returns assume reinvestment of all distributions and do not reflect fees or expenses. It is not possible to invest directly in an index.

The Standard & Poor's 500 (S&P 500) index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvested dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Portfolio management market commentary is as of June 30, 2004, and may not come to pass. This information is subject to change at any time based on market and other conditions.

Investment Portfolio as of June 30, 2004 (Unaudited)

Capital Growth Portfolio

	Shares	Value ($)

Common Stocks 97.7%
Consumer Discretionary 13.9%
Automobiles 1.6%
Harley-Davidson, Inc.	186,200	11,533,228
Hotels Restaurants & Leisure 2.4%
International Game Technology	286,400	11,055,040
YUM! Brands, Inc.*	167,000	6,215,740
		17,270,780
Internet & Catalog Retail 0.6%
eBay, Inc.*	45,900	4,220,505
Media 4.7%
Comcast Corp. "A"*	195,700	5,403,277
McGraw-Hill, Inc.	100,500	7,695,285
Omnicom Group, Inc.	117,700	8,932,253
Time Warner, Inc.*	361,200	6,349,896
Viacom, Inc. "B"	169,800	6,065,256
		34,445,967
Multiline Retail 2.0%
Kohl's Corp.*	85,200	3,602,256
Target Corp.	267,400	11,356,478
		14,958,734
Specialty Retail 2.6%
Bed Bath & Beyond, Inc.*	113,600	4,367,920
Home Depot, Inc.	48,250	1,698,400
Lowe's Companies, Inc.	104,200	5,475,710
Staples, Inc.	246,000	7,210,260
		18,752,290
Consumer Staples 11.3%
Beverages 3.0%
PepsiCo, Inc.	283,000	15,248,040
The Coca-Cola Co.	132,100	6,668,408
		21,916,448
Food & Drug Retailing 3.5%
Wal-Mart Stores, Inc.	345,600	18,233,856
Walgreen Co.	203,600	7,372,356
		25,606,212
Food Products 0.9%
Dean Foods Co.*	54,700	2,040,857
Hershey Foods Corp.	93,400	4,321,618
		6,362,475
Household Products 3.9%
Colgate-Palmolive Co.	237,800	13,899,410
Procter & Gamble Co.	268,200	14,600,808
		28,500,218
Energy 7.7%
Energy Equipment & Services 4.3%
Baker Hughes, Inc.	188,100	7,081,965
Nabors Industries Ltd.*	254,000	11,485,880
Schlumberger Ltd.	203,000	12,892,530
		31,460,375
	Shares	Value ($)

Oil & Gas 3.4%
ConocoPhillips	119,400	9,109,026
EOG Resources, Inc.	262,300	15,661,933
		24,770,959
Financials 10.1%
Banks 1.2%
Bank of America Corp.	100,400	8,495,848
Capital Markets 2.4%
Goldman Sachs Group, Inc.	34,700	3,267,352
Lehman Brothers Holdings, Inc.	45,000	3,386,250
Morgan Stanley	143,200	7,556,664
State Street Corp.	73,200	3,589,728
		17,799,994
Consumer Finance 1.3%
American Express Co.	189,400	9,731,372
Diversified Financial Services 2.6%
Citigroup, Inc.	247,333	11,500,984
Fannie Mae	105,500	7,528,480
		19,029,464
Insurance 2.6%
AFLAC, Inc.	131,600	5,370,596
American International Group, Inc.	189,402	13,500,575
		18,871,171
Health Care 21.7%
Biotechnology 4.1%
Amgen, Inc.*	29,700	1,620,729
Genentech, Inc.*	358,600	20,153,320
Gilead Sciences, Inc.*	127,200	8,522,400
		30,296,449
Health Care Equipment & Supplies 5.6%
Baxter International, Inc.	173,800	5,997,838
Boston Scientific Corp.*	153,400	6,565,520
C.R. Bard, Inc.	75,200	4,260,080
Hospira, Inc.	27,540	760,104
Medtronic, Inc.	189,300	9,222,696
Zimmer Holdings, Inc.*	156,690	13,820,058
		40,626,296
Health Care Providers & Services 1.7%
UnitedHealth Group, Inc.	196,700	12,244,575
Pharmaceuticals 10.3%
Abbott Laboratories	275,400	11,225,304
Eli Lilly & Co.	177,900	12,436,989
Johnson & Johnson	367,700	20,480,890
Merck & Co., Inc.	123,400	5,861,500
Pfizer, Inc.	728,575	24,975,551
		74,980,234
Industrials 6.9%
Aerospace & Defense 1.8%
United Technologies Corp.	146,400	13,392,672
Air Freight & Logistics 1.1%
FedEx Corp.	93,700	7,654,353
	Shares	Value ($)

Industrial Conglomerates 4.0%
3M Co.	73,000	6,570,730
General Electric Co.	688,100	22,294,440
		28,865,170
Information Technology 23.8%
Communications Equipment 2.8%
Cisco Systems, Inc.*	858,100	20,336,970
Computers & Peripherals 3.9%
Dell, Inc.*	153,500	5,498,370
EMC Corp.*	868,100	9,896,340
International Business Machines Corp.	150,300	13,248,945
		28,643,655
IT Consulting & Services 2.0%
Accenture Ltd. "A"*	102,500	2,816,700
Fiserv, Inc.*	223,400	8,688,026
Paychex, Inc.	97,200	3,293,136
		14,797,862
Semiconductors & Semiconductor Equipment 6.7%
Applied Materials, Inc.*	352,600	6,918,012
Intel Corp.	851,100	23,490,360
Linear Technology Corp.	207,100	8,174,237
Texas Instruments, Inc.	430,400	10,407,072
		48,989,681
Software 8.4%
Adobe Systems, Inc.	36,000	1,674,000
BEA Systems, Inc.*	122,300	1,005,306
Electronic Arts, Inc.* (c)	228,600	12,470,130
	Shares	Value ($)

Intuit, Inc.*	93,200	3,595,656
Microsoft Corp.	992,300	28,340,088
Oracle Corp.*	437,600	5,220,568
Symantec Corp.*	123,300	5,398,074
VERITAS Software Corp.*	110,600	3,063,620
		60,767,442
Materials 0.8%
Chemicals
Ecolab, Inc.	176,800	5,604,560
Telecommunication Services 1.5%
Diversified Telecommunication Services 0.6%
Verizon Communications, Inc.	122,500	4,433,275
Wireless Telecommunication Services 0.9%
AT&T Wireless Services, Inc.*	463,600	6,638,752
Total Common Stocks (Cost $622,414,731)		711,997,986

Securities Lending Collateral 0.7%
Daily Assets Fund Institutional, 1.14% (d) (e) (Cost $5,510,000)	5,510,000	5,510,000

Cash Equivalents 1.6%
Scudder Cash Management QP Trust, 1.20% (b) (Cost $11,390,474)	11,390,474	11,390,474
Total Investment Portfolio - 100.0% (Cost $639,315,205) (a)		728,898,460

* Non-income producing security.
(a) The cost for federal income tax purposes was $640,044,882. At June 30, 2004, net unrealized appreciation for all securities based on tax cost was $88,853,578. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $139,925,008 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $51,071,430.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2004 amounted to $5,400,000, which is 0.7% of total net assets.
(d) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(e) Represents collateral held in connection with securities lending.

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2004, aggregated $42,863,075 and $49,902,407, respectively.

At December 31, 2003, the Capital Growth Portfolio had a net tax basis capital loss carryforward of approximately $204,259,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2009 ($18,038,000), December 31, 2010 ($121,030,000) and December 31, 2011 ($65,191,000), the respective expiration dates, whichever occurs first.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Capital Growth Portfolio

Statement of Assets and Liabilities as of June 30, 2004 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $622,414,731)	$ 711,997,986
Investment in Daily Asset Fund Institutional (cost $5,510,000)*	5,510,000
Investment in Scudder Cash Management QP Trust (cost $11,390,474)	11,390,474
Total investments in securities, at value (cost $639,315,205)	728,898,460
Cash	10,000
Dividends receivable	387,335
Interest receivable	8,768
Other assets	17,128
Total assets	729,321,691
Liabilities
Payable upon return of securities loaned	5,510,000
Accrued management fee	268,467
Accrued distribution service fees	4,192
Other accrued expenses and payables	111,553
Total liabilities	5,894,212
Net assets, at value	$ 723,427,479
Net Assets
Net assets consist of: Undistributed net investment income	1,709,696
Net unrealized appreciation (depreciation) on investments	89,583,255
Accumulated net realized gain (loss)	(216,118,209)
Paid-in capital	848,252,737
Net assets, at value	$ 723,427,479
Class A Net Asset Value, offering and redemption price per share ($702,141,511 / 46,709,634 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 15.03
Class B Net Asset Value, offering and redemption price per share ($21,285,968 / 1,420,611 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 14.98

* Represents collateral on securities loaned.
Statement of Operations for the six months ended June 30, 2004 (Unaudited)
Investment Income
Income: Dividends	$ 3,595,350
Interest - Scudder Cash Management QP Trust	89,464
Securities lending income	3,449
Total Income	3,688,263
Expenses: Management fee	1,682,891
Custodian fees	16,647
Accounting fees	54,600
Distribution service fees (Class B)	22,418
Record keeping fees (Class B)	11,750
Auditing	13,355
Legal	3,056
Trustees' fees and expenses	7,690
Reports to shareholders	5,345
Other	5,195
Total expenses, before expense reductions	1,822,947
Expense reductions	(1,816)
Total expenses, after expense reductions	1,821,131
Net investment income (loss)	1,867,132
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	(11,100,695)
Net unrealized appreciation (depreciation) during the period on investments	34,638,912
Net gain (loss) on investment transactions	23,538,217
Net increase (decrease) in net assets resulting from operations	$ 25,405,349

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Operations: Net investment income (loss)	$ 1,867,132	$ 3,786,922
Net realized gain (loss) on investment transactions	(11,100,695)	(13,492,454)
Net unrealized appreciation (depreciation) on investment transactions during the period	34,638,912	159,146,770
Net increase (decrease) in net assets resulting from operations	25,405,349	149,441,238
Distributions to shareholders from: Net investment income: Class A	(3,764,726)	(2,595,329)
Class B	(32,840)	(8,219)
Portfolio share transactions: Class A Proceeds from shares sold	18,442,889	99,262,252
Reinvestment of distributions	3,764,726	2,595,329
Cost of shares redeemed	(46,443,509)	(99,434,360)
Net increase (decrease) in net assets from Class A share transactions	(24,235,894)	2,423,221
Class B Proceeds from shares sold	5,848,218	13,042,500
Reinvestment of distributions	32,840	8,219
Cost of shares redeemed	(303,854)	(598,220)
Net increase (decrease) in net assets from Class B share transactions	5,577,204	12,452,499
Increase (decrease) in net assets	2,949,093	161,713,410
Net assets at beginning of period	720,478,386	558,764,976
Net assets at end of period (including undistributed net investment income of $1,709,696 and $3,640,130, respectively)	$ 723,427,479	$ 720,478,386
Other Information
Class A Shares outstanding at beginning of period	48,332,734	48,337,865
Shares sold	1,239,963	7,881,425
Shares issued to shareholders in reinvestment of distributions	255,927	211,174
Shares redeemed	(3,118,990)	(8,097,730)
Net increase (decrease) in Portfolio shares	(1,623,100)	(5,131)
Shares outstanding at end of period	46,709,634	48,332,734
Class B Shares outstanding at beginning of period	1,044,792	77,608
Shares sold	393,994	1,011,277
Shares issued to shareholders in reinvestment of distributions	2,238	670
Shares redeemed	(20,413)	(44,763)
Net increase (decrease) in Portfolio shares	375,819	967,184
Shares outstanding at end of period	1,420,611	1,044,792

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Capital Growth Portfolio

Class A

Years Ended December 31,	2004[a]	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 14.59	$ 11.54	$ 16.36	$ 23.07	$ 29.13	$ 23.95
Income (loss) from investment operations: Net investment income[b]	.04	.08	.05	.05	.08	.10
Net realized and unrealized gain (loss) on investment transactions	.48	3.03	(4.82)	(4.21)	(2.63)	7.64
Total from investment operations	.52	3.11	(4.77)	(4.16)	(2.55)	7.74
Less distributions from: Net investment income	(.08)	(.06)	(.05)	(.08)	(.07)	(.07)
Net realized gains on investment transactions	-	-	-	(2.47)	(3.44)	(2.49)
Total distributions	(.08)	(.06)	(.05)	(2.55)	(3.51)	(2.56)
Net asset value, end of period	$ 15.03	$ 14.59	$ 11.54	$ 16.36	$ 23.07	$ 29.13
Total Return (%)	3.58**	26.89	(29.18)	(19.36)	(9.90)	35.23
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	702	705	558	866	1,126	1,254
Ratio of expenses before expense reductions (%)	.50*	.51	.51	.52[d]	.49	.49
Ratio of expenses after expense reductions (%)	.50*	.51	.51	.50[d]	.49	.49
Ratio of net investment income (loss) (%)	.53*	.61	.38	.27	.30	.43
Portfolio turnover rate (%)	12*	13	25	33	55	66

Class B

Years Ended December 31,	2004[a]	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 14.52	$ 11.49	$ 16.29	$ 23.00	$ 29.05	$ 23.92
Income (loss) from investment operations: Net investment income[b]	.01	.03	.02	.00[c]	.01	.04
Net realized and unrealized gain (loss) on investment transactions	.48	3.02	(4.81)	(4.21)	(2.62)	7.62
Total from investment operations	.49	3.05	(4.79)	(4.21)	(2.61)	7.66
Less distributions from: Net investment income	(.03)	(.02)	(.01)	(.03)	-	(.04)
Net realized gains on investment transactions	-	-	-	(2.47)	(3.44)	(2.49)
Total distributions	(.03)	(.02)	(.01)	(2.50)	(3.44)	(2.53)
Net asset value, end of period	$ 14.98	$ 14.52	$ 11.49	$ 16.29	$ 23.00	$ 29.05
Total Return (%)	3.35**	26.51	(29.37)	(19.64)	(10.13)	34.88
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	21	15.89		.71	1.16	1.28
Ratio of expenses before expense reductions (%)	.88*	.87	.76	.77[d]	.74	.74
Ratio of expenses after expense reductions (%)	.88*	.87	.76	.75[d]	.74	.74
Ratio of net investment income (loss) (%)	.15*	.25	.13	.02	.05	.18
Portfolio turnover rate (%)	12*	13	25	33	55	66

a For the six months ended June 30, 2004 (Unaudited).
b Based on average shares outstanding during the period.
c Less than $.005 per share
d The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were ..50% and .50%, and .75% and .75% for Class A and Class B, respectively.
* Annualized
** Not annualized

Management Summary June 30, 2004

21st Century Growth Portfolio

Small-cap shares produced solid returns during the first half of the year, outperforming both mid- and larger-cap issues. Notably, the type of small, low-quality and richly valued companies that dominated market returns last year continued their year-to-date reversal. This provided a more favorable investment backdrop for managers such as us, who focus on quality companies with attractive valuations and fundamentals. In this environment, the portfolio produced a total return of 6.05% (Class A shares, unadjusted for contract charges) for the six-month period ended June 30, 2004, ahead of the 5.68% return of the Russell 2000 Growth Index.

From the standpoint of sector allocation, relative performance was helped by an overweight in consumer staples and an underweight in financials but was hurt by an underweight in health care and an overweight in information technology. With respect to individual stock selection, we added value with our picks in the consumer staples and information technology sectors, while our investment decisions within health care and consumer discretionary detracted. On a net basis, sector allocation had a neutral effect while stock selection was a positive. United Natural Foods, Inc. was the most significant individual contributor, and Alliance Gaming Corp. (not held as of June 30) was the largest detractor.

We believe the market's renewed focus on fundamentals and valuations should better enable us to add value through our specialty, individual stock selection. We are looking to increase the portfolio's exposure in the health care sector, and we have begun to trim its weighting in financials. In general, our goal is to position the portfolio for a potentially more challenging environment by focusing on companies that are generating the strongest earnings growth.

Audrey M.T. Jones*
Samuel A. Dedio
Robert S. Janis
Portfolio Managers

* Ms. Jones retired on June 30, 2004. Effective July 1, 2004, Mr. Dedio and Mr. Janis are co-lead portfolio managers of the Portfolio.

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less then their original cost. Current performance may be lower or higher than the performance data quoted. Please visit scudder.com for the product's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Information concerning the portfolio holdings of the portfolio as of month-end is available upon request on the 16th of the following month.

Risk Considerations

This portfolio is subject to stock market risk. Stocks of small companies involve greater risk, as they often have limited product lines, markets or financial resources and may be exposed to more erratic and abrupt market movements than securities of larger, more established companies. Please read this portfolio's prospectus for specific details regarding its investments and risk profile.

The Russell 2000 Growth Index is an unmanaged capitalization-weighted measure of 2,000 of the smallest capitalized US companies with higher price-to-book ratios and higher forecasted growth values. Index returns assume reinvested dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Portfolio management market commentary is as of June 30, 2004, and may not come to pass. This information is subject to change at any time based on market and other conditions.

Investment Portfolio as of June 30, 2004 (Unaudited)

21st Century Growth Portfolio

	Shares	Value ($)

Common Stocks 87.2%
Consumer Discretionary 15.3%
Auto Components 2.2%
Keystone Automotive Industries, Inc.*	48,900	1,363,821
Automobiles 1.6%
Thor Industries, Inc.	30,000	1,003,800
Hotels Restaurants & Leisure 4.9%
Buffalo Wild Wings, Inc.*	18,700	517,055
Life Time Fitness, Inc.*	15,500	304,232
Panera Bread Co. "A"* (c)	19,000	681,720
RARE Hospitality International, Inc.*	35,150	875,235
Shuffle Master, Inc.* (c)	20,500	744,355
		3,122,597
Internet & Catalog Retail 1.0%
Sharper Image Corp.*	20,000	627,800
Media 1.9%
Netflix, Inc.* (c)	33,000	1,186,350
Specialty Retail 2.8%
Aeropostale, Inc.*	41,100	1,106,001
Cost Plus, Inc.*	21,600	700,920
		1,806,921
Textiles, Apparel & Luxury Goods 0.9%
Gildan Activewear, Inc. "A"*	19,600	562,520
Consumer Staples 2.7%
Food & Drug Retailing
United Natural Foods, Inc.*	58,300	1,685,453
Energy 2.4%
Energy Equipment & Services 1.2%
FMC Technologies, Inc.*	26,000	748,800
Oil & Gas 1.2%
Western Gas Resources, Inc.	24,200	786,016
Financials 6.7%
Capital Markets 1.8%
Piper Jaffray Companies, Inc.*	24,700	1,117,181
Diversified Financial Services 4.0%
Affiliated Managers Group, Inc. (c)	16,550	833,624
Jefferies Group, Inc.	34,800	1,076,016
National Financial Partners Corp.	18,600	656,022
		2,565,662
Insurance 0.9%
Triad Guaranty, Inc.*	10,200	593,640
Health Care 19.7%
Biotechnology 4.3%
Digene Corp.*	24,900	909,597
Martek Biosciences Corp.*	17,900	1,005,443
Neurocrine Biosciences, Inc.*	15,700	814,045
		2,729,085
	Shares	Value ($)

Health Care Equipment & Supplies 4.2%
ICU Medical, Inc.* (c)	30,700	1,029,371
Ocular Sciences, Inc.*	25,400	965,200
PSS World Medical, Inc.*	59,300	664,160
		2,658,731
Health Care Providers & Services 7.7%
American Healthways, Inc.* (c)	22,800	606,936
AMERIGROUP Corp.*	19,500	959,400
Apria Healthcare Group, Inc.*	16,800	482,160
Centene Corp.*	17,500	674,625
Omnicell, Inc.*	27,900	407,619
Select Medical Corp.	62,600	840,092
United Surgical Partners International, Inc.*	21,900	864,393
Wellcare Group, Inc.	1,800	30,600
		4,865,825
Pharmaceuticals 3.5%
Able Laboratories, Inc.*	30,000	616,800
Connetics Corp.*	50,400	1,018,080
NPS Pharmaceuticals, Inc.*	27,300	573,300
		2,208,180
Industrials 7.7%
Airlines 1.8%
Frontier Airlines, Inc.*	17,700	192,576
SkyWest, Inc.	55,200	961,032
		1,153,608
Commercial Services & Supplies 2.1%
Bright Horizons Family Solutions, Inc.*	12,500	670,125
CoStar Group, Inc.*	14,400	661,392
		1,331,517
Electrical Equipment 1.6%
General Cable Corp.*	59,400	507,870
Ultralife Batteries, Inc.*	26,900	520,784
		1,028,654
Road & Rail 1.1%
Heartland Express, Inc.	25,064	685,751
Transportation Infrastructure 1.1%
Overnite Corp.	23,100	679,140
Information Technology 31.8%
Communications Equipment 6.1%
Adaptec, Inc.*	107,500	909,450
Avocent Corp.*	22,900	841,346
Foundry Networks, Inc.*	86,500	1,217,055
Juniper Networks, Inc.*	37,486	921,031
		3,888,882
Computers & Peripherals 2.3%
Mobility Electronics, Inc.* (c)	32,800	276,176
Synaptics, Inc.*	62,900	1,204,535
		1,480,711
	Shares	Value ($)

Electronic Equipment & Instruments 5.1%
Digital Theater Systems, Inc.*	43,800	1,145,370
Identix, Inc.*	89,921	671,710
Vishay Intertechnology, Inc.*	75,000	1,393,500
		3,210,580
Semiconductors & Semiconductor Equipment 7.0%
AMIS Holdings, Inc.*	72,000	1,218,240
Applied Micro Circuits Corp.*	228,400	1,215,088
ATMI, Inc.*	22,200	606,282
Laedis Technology, Inc.*	24,100	323,181
Micrel, Inc.*	89,700	1,089,855
		4,452,646
Software 11.3%
Hyperion Solutions Corp.*	25,400	1,110,488
Interwoven, Inc.*	131,650	1,329,665
Kronos, Inc.*	35,100	1,446,120
Macromedia, Inc.*	46,800	1,148,940
NetIQ Corp.*	109,200	1,441,440
THQ, Inc.*	29,600	677,840
		7,154,493
	Shares	Value ($)

Materials 0.9%
Containers & Packaging
Packaging Corp. of America	24,200	578,380
Total Common Stocks (Cost $47,143,572)		55,276,744

Securities Lending Collateral 5.6%
Daily Assets Fund Institutional, 1.14% (d) (e) (Cost $3,560,050)	3,560,050	3,560,050

Cash Equivalents 7.2%
Scudder Cash Management QP Trust, 1.20% (b) (Cost $4,566,270)	4,566,270	4,566,270
Total Investment Portfolio - 100.0% (Cost $55,269,892) (a)		63,403,064

* Non-income producing security.
(a) The cost for federal income tax purposes was $55,309,953. At June 30, 2004, net unrealized appreciation for all securities based on tax cost was $8,093,111. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $9,678,861 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,585,750.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) All or a portion on these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2004 amounted to $3,475,686, which is 6.0% of total net assets.
(d) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(e) Represents collateral held in connection with securities lending.

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2004, aggregated $24,977,741 and $24,549,867, respectively.

At December 31, 2003, the 21st Century Growth Portfolio had a net tax basis capital loss carryforward of approximately $26,784,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2008 ($1,217,000), December 31, 2009 ($12,192,000), December 31, 2010 ($9,220,000) and December 31, 2011 ($4,155,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2003 through December 31, 2003, the Portfolio incurred approximately $269,000 of net realized capital losses. As permitted by tax regulations, the Portfolio intends to elect to defer these losses and treat them as arising in the fiscal year ending December 31, 2004.

The accompanying notes are an integral part of the financial statements.

Financial Statements

21st Century Growth Portfolio

Statement of Assets and Liabilities as of June 30, 2004 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $47,143,572)	$ 55,276,744
Investment in Daily Assets Fund Institutional (cost $3,560,050)*	3,560,050
Investment in Scudder Cash Management QP Trust (cost $4,566,270)	4,566,270
Total investments in securities, at value (cost $55,269,892)	63,403,064
Receivable for investments sold	308,209
Dividends receivable	9,757
Interest receivable	7,528
Other assets	1,294
Total assets	63,729,852
Liabilities
Payable upon return of securities loaned	3,560,050
Payable for investments purchased	2,194,774
Accrued management fee	39,675
Other accrued expenses and payables	54,894
Total liabilities	5,849,393
Net assets, at value	$ 57,880,459
Net Assets
Net assets consist of: Accumulated net investment loss	(229,403)
Net unrealized appreciation (depreciation) on investment securities	8,133,172
Accumulated net realized gain (loss)	(25,089,001)
Paid-in capital	75,065,691
Net assets, at value	$ 57,880,459
Net Asset Value
Class A Net Asset Value, offering and redemption price per share ($48,704,043 / 9,594,448 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 5.08
Class B Net Asset Value, offering and redemption price per share ($9,176,416 / 1,837,861 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 4.99

* Represents collateral on securities loaned.
Statement of Operations for the six months ended June 30, 2004 (Unaudited)
Investment Income
Income: Dividends	$ 36,294
Interest - Scudder Cash Management QP Trust	15,191
Securities lending income	13,589
Total Income	65,074
Expenses: Management fee	242,330
Custodian fees	5,098
Accounting fees	24,571
Distribution service fees (Class B)	9,282
Record keeping fees (Class B)	5,107
Auditing	5,835
Trustees' fees and expenses	1,374
Reports to shareholders	1,348
Total expenses, before expense reductions	294,945
Expense reductions	(468)
Total expenses, after expense reductions	294,477
Net investment income (loss)	(229,403)
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	2,019,048
Net unrealized appreciation (depreciation) during the period on investments	1,396,067
Net gain (loss) on investment transactions	3,415,115
Net increase (decrease) in net assets resulting from operations	$ 3,185,712

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Operations: Net investment income (loss)	$ (229,403)	$ (393,294)
Net realized gain (loss) on investment transactions	2,019,048	940,146
Net unrealized appreciation (depreciation) on investment transactions during the period	1,396,067	10,800,560
Net increase (decrease) in net assets resulting from operations	3,185,712	11,347,412
Portfolio share transactions: Class A Proceeds from shares sold	5,435,866	16,045,090
Cost of shares redeemed	(7,059,711)	(12,701,118)
Net increase (decrease) in net assets from Class A share transactions	(1,623,845)	3,343,972
Class B Proceeds from shares sold	3,132,494	5,228,477
Cost of shares redeemed	(275,415)	(130,839)
Net increase (decrease) in net assets from Class B share transactions	2,857,079	5,097,638
Increase (decrease) in net assets	4,418,946	19,789,022
Net assets at beginning of period	53,461,513	33,672,491
Net assets at end of period (including accumulated net investment loss of $229,403 at June 30, 2004)	$ 57,880,459	$ 53,461,513
Other Information
Class A Shares outstanding at beginning of period	9,918,991	9,153,467
Shares sold	1,078,988	3,849,909
Shares redeemed	(1,403,531)	(3,084,385)
Net increase (decrease) in Portfolio shares	(324,543)	765,524
Shares outstanding at end of period	9,594,448	9,918,991
Class B Shares outstanding at beginning of period	1,256,244	44,351
Shares sold	635,329	1,245,969
Shares redeemed	(53,712)	(34,076)
Net increase (decrease) in Portfolio shares	581,617	1,211,893
Shares outstanding at end of period	1,837,861	1,256,244

The accompanying notes are an integral part of the financial statements.

Financial Highlights

21st Century Growth Portfolio

Class A

Years Ended December 31,	2004[a]	2003	2002	2001	2000	1999[b]
Selected Per Share Data
Net asset value, beginning of period	$ 4.79	$ 3.66	$ 6.23	$ 8.12	$ 10.55	$ 6.00[c]
Income (loss) from investment operations: Net investment income (loss)[d]	(.02)	(.04)	(.04)	(.04)	(.11)	(.04)
Net realized and unrealized gain (loss) on investment transactions	.31	1.17	(2.53)	(1.85)	(2.20)	4.59
Total from investment operations	.29	1.13	(2.57)	(1.89)	(2.31)	4.55
Less distributions from: Net realized gains on investment transactions	-	-	-	-	(.12)	-
Net asset value, end of period	$ 5.08	$ 4.79	$ 3.66	$ 6.23	$ 8.12	$ 10.55
Total Return (%)	6.05**	30.87	(41.25)	(23.28)[e]	(22.39)[e]	75.83e**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	49	48	34	45	26	15
Ratio of expenses before expense reductions (%)	1.01*	1.19	1.11	1.17[f]	1.35	2.90*
Ratio of expenses after expense reductions (%)	1.01*	1.19	1.11	1.15[f]	1.29	1.50*
Ratio of net investment income (loss) (%)	(.78)*	(.91)	(.88)	(.64)	(1.06)	(.95)*
Portfolio turnover rate (%)	92*	113	72	103	109	61

Class B

Years Ended December 31,	2004[a]	2003	2002	2001	2000	1999[b]
Selected Per Share Data
Net asset value, beginning of period	$ 4.72	$ 3.62	$ 6.15	$ 8.04	$ 10.51	$ 6.00[c]
Income (loss) from investment operations: Net investment income (loss)[d]	(.03)	(.06)	(.05)	(.06)	(.13)	(.06)
Net realized and unrealized gain (loss) on investment transactions	.30	1.16	(2.48)	(1.83)	(2.22)	4.57
Total from investment operations	.27	1.10	(2.53)	(1.89)	(2.35)	4.51
Less distributions from: Net realized gains on investment transactions	-	-	-	-	(.12)	-
Net asset value, end of period	$ 4.99	$ 4.72	$ 3.62	$ 6.15	$ 8.04	$ 10.51
Total Return (%)	5.72**	30.39	(41.14)	(23.51)[e]	(22.79)[e]	75.17e**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	9	6.16		-***	-***	-***
Ratio of expenses before expense reductions (%)	1.40*	1.59	1.36	1.42[f]	1.60	3.15*
Ratio of expenses after expense reductions (%)	1.40*	1.59	1.36	1.40[f]	1.54	1.75*
Ratio of net investment income (loss) (%)	(1.17)*	(1.31)	(1.13)	(.89)	(1.31)	(1.20)*
Portfolio turnover rate (%)	92*	113	72	103	109	61

a For the six months ended June 30, 2004 (Unaudited).
b For the period May 3, 1999 (commencement of operations) to December 31, 1999.
c Original capital.
d Based on average shares outstanding during the period.
e Total return would have been lower had certain expenses not been reduced.
f The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.16% and 1.15%, and 1.41% and 1.40% for Class A and Class B, respectively.
* Annualized
** Not annualized
*** Net assets less than one million

Management Summary June 30, 2004

Global Discovery Portfolio

Global small-cap stocks gained ground during the first half of the year, but the 5.19% total return of the portfolio (Class A shares, unadjusted for contract charges) for the six-month period ended June 30, 2004 trailed the 8.33% return of the Citigroup World Equity EMI. The portfolio's performance was helped by strong stock selection within financials, utilities and telecommunications services. In the financial sector, the portfolio's holdings provided a return more than double that of the financial stocks in the benchmark. Its top holding in this sector - Anglo Irish Bank Corp., PLC - produced a flat return, but we continue to like the stock's long-term prospects. Detractors included an overweight in health care and weak stock selection within industrials and energy. We are enthusiastic on the prospects of the health care group on a longer-term basis, however, due to its wealth of innovative young companies, the aging global population and the fact that the group tends to have a low correlation with global economic trends. From a geographic standpoint, we raised the portfolio's weighting in Asia and made a slight reduction to its position in Europe.

We expect that small caps can continue to perform well in light of continued global growth and the improving earnings prospects for companies in the asset class. We believe the portfolio is well-balanced and reasonably positioned for a recovery in the global economy. Opportunities remain plentiful to find what we believe are outstanding smaller companies that can generate growth in any economic climate.

Joseph Axtell
Terrence S. Gray
Portfolio Managers

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less then their original cost. Current performance may be lower or higher than the performance data quoted. Please visit scudder.com for the product's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Information concerning the portfolio holdings of the portfolio as of month-end is available upon request on the 16th of the following month.

Risk Considerations

This portfolio is subject to stock market risk. Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuations, political and economic changes and market risks. Additionally, stocks of small-sized companies involve greater risk as they often have limited product lines, markets or financial resources and may be sensitive to erratic and abrupt market movements more so than securities of larger, more established companies. All of these factors may result in greater share price volatility. Please read this portfolio's prospectus for specific details regarding its investments and risk profile.

The Citigroup World Equity Extended Market Index (Citigroup World Equity EMI), formerly Salomon Smith Barney World Equity Extended Market Index, is an unmanaged index of small-capitalization stocks within 22 countries around the globe. Index returns assume reinvested dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Portfolio management market commentary is as of June 30, 2004, and may not come to pass. This information is subject to change at any time based on market and other conditions.

Investment Portfolio as of June 30, 2004 (Unaudited)

Global Discovery Portfolio

	Shares	Value ($)

Common Stocks 84.6%
Australia 1.2%
Macquarie Bank Ltd.	80,811	1,908,437
QBE Insurance Group Ltd. (c)	124,741	1,112,970
(Cost $1,745,415)		3,021,407
Austria 0.3%
Wienerberger AG (Cost $654,342)	20,600	718,437
Bermuda 0.3%
Midland Realty Holdings Ltd. (Cost $831,718)	3,598,000	770,366
Brazil 1.8%
Aracruz Celulose SA "B (ADR)	78,300	2,557,278
Empresa Brasiliera de Aeronautica SA (Preferred) (ADR)	60,118	1,718,774
(Cost $3,312,870)		4,276,052
Canada 0.7%
OPTI Canada, Inc.* (c)	42,200	593,541
ZENON Environmental, Inc.*	64,300	1,109,369
(Cost $1,768,662)		1,702,910
Czech Republic 0.8%
Cesky Telecom AS	107,700	1,319,665
Zentiva NV (GDR)*	35,000	665,000
(Cost $1,673,473)		1,984,665
Denmark 0.6%
Group 4 Falck AS (Cost $1,321,039)	54,300	1,398,566
Finland 0.5%
TietoEnator Oyj (Cost $718,805)	40,800	1,240,892
France 4.3%
Autoroutes du Sud de la France (c)	75,715	3,012,559
Camaieu (c)	22,075	1,973,805
Flamel Technologies SA (ADR)*	116,500	2,869,395
JC Decaux SA*	121,075	2,596,114
(Cost $7,173,306)		10,451,873
Germany 6.9%
Deutsche Boerse AG (c)	85,403	4,348,516
Fresenius Medical Care AG (c)	89,808	6,676,935
Puma AG	17,625	4,487,543
Stada Arzneimittel AG (c)	29,788	1,244,760
(Cost $8,571,453)		16,757,754
Greece 3.9%
Alpha Bank AE	148,300	3,781,867
Coca-Cola Hellenic Bottling Co. SA	98,100	2,288,835
Greek Organization of Football Prognostics	106,200	1,996,238
Titan Cement Co.	61,600	1,456,753
(Cost $6,684,496)		9,523,693
Hong Kong 1.7%
Kingboard Chemical Holdings Ltd.	916,400	1,592,002
Wing Hang Bank Ltd.	420,200	2,494,344
(Cost $3,728,272)		4,086,346
	Shares	Value ($)

India 0.7%
Mahindra & Mahindra Ltd.	96,300	926,825
Ranbaxy Laboratories Ltd.	39,900	790,223
(Cost $1,983,940)		1,717,048
Ireland 7.0%
Anglo Irish Bank Corp., PLC	642,108	10,058,071
ICON PLC (ADR)*	27,300	1,200,927
Irish Continental Group PLC	65,360	808,689
Irish Life & Permanent PLC	62,976	971,111
Jurys Doyle Hotel Group PLC	231,150	2,930,426
Ryanair Holdings PLC*	169,500	946,321
(Cost $5,754,953)		16,915,545
Israel 0.2%
Lipman Electronic Engineering Ltd.* (Cost $436,800)	10,500	541,800
Japan 7.1%
AEON Credit Services Co., Ltd.	32,600	2,180,622
AEON Mall Co., Ltd.	54,000	3,220,104
JAFCO Co., Ltd.	21,500	1,645,564
Matsui Securities Co., Ltd. (c)	46,800	1,595,332
Nidec Corp. (c)	36,600	3,759,710
Olympus Corp.	129,000	2,441,678
Sumitomo Realty & Development Co., Ltd. (c)	195,000	2,422,383
(Cost $12,799,102)		17,265,393
Korea 0.2%
Korea Information Service, Inc. (Cost $979,428)	35,000	569,944
Mexico 0.4%
Grupo Aeroportuario del Sureste SA de CV (ADR)* (Cost $1,006,758)	47,800	884,300
Netherlands 3.0%
Chicago Bridge & Iron Co., NV (ADR)	67,500	1,879,875
IHC Caland NV	54,485	2,539,129
Vedior NV	204,558	2,987,285
(Cost $6,241,355)		7,406,289
Norway 0.6%
Tandberg ASA (Cost $730,581)	147,200	1,555,386
Russia 1.1%
Mobile Telesystems (ADR) (Cost $622,716)	21,500	2,623,000
Spain 1.4%
ACS, Actividades de Construccion y Servicios, SA	102,300	1,727,145
Amadeus Global Travel Distribution SA "A"	246,200	1,617,634
(Cost $2,937,481)		3,344,779
Sweden 0.8%
Eniro AB	197,200	1,507,986
Micronic Laser Systems AB*	60,700	443,991
(Cost $1,891,931)		1,951,977
	Shares	Value ($)

Switzerland 0.5%
Micronas Semiconductor Holdings AG (Foreign Registered)* (Cost $1,028,882)	24,500	1,115,997
Taiwan 1.5%
Compal Electronics, Inc.	1,730,000	1,879,316
Silconware Precision Industries Co.*	2,316,000	1,819,714
(Cost $4,479,402)		3,699,030
Thailand 0.6%
Bangkok Bank PCL (Foreign Registered)* (Cost $1,494,304)	597,300	1,439,365
United Kingdom 3.9%
Aegis Group PLC	1,195,335	1,949,946
ARM Holdings PLC	738,941	1,611,719
Misys PLC	291,370	1,048,597
Taylor Nelson Sofres PLC	574,840	2,183,693
Viridian Group PLC	168,979	1,950,315
Wood Group (John) PLC	296,959	700,329
(Cost $11,563,963)		9,444,599
United States 32.6%
Advance Auto Parts, Inc.*	64,300	2,840,774
Affiliated Computer Services, Inc. "A"*	32,200	1,704,668
Alkermes, Inc.*	59,800	813,280
Allegheny Energy, Inc.* (c)	160,300	2,470,223
Applied Micro Circuits Corp.*	231,700	1,232,644
Arthur J. Gallagher & Co.	50,700	1,543,815
Brinker International, Inc.*	53,300	1,818,596
Caremark Rx, Inc.*	158,100	5,207,814
Carter's, Inc.*	34,100	992,651
Celgene Corp.* (c)	41,300	2,364,838
Cephalon, Inc.*	12,000	648,000
Chico's FAS, Inc.*	44,600	2,014,136
Diebold, Inc.	39,700	2,098,939
EOG Resources, Inc.	31,500	1,880,865
	Shares	Value ($)

Fiserv, Inc.*	102,900	4,001,781
FTI Consulting, Inc.*	82,950	1,368,675
Garmin Ltd. (c)	23,400	866,736
Gentex Corp.	49,500	1,964,160
GTECH Holdings Corp.	73,500	3,403,785
Harman International Industries, Inc.	41,900	3,812,900
Harris Interactive, Inc.*	144,600	971,712
Invitrogen Corp.*	37,400	2,692,426
Lam Research Corp.*	45,700	1,224,760
Legg Mason, Inc.	80,700	7,344,507
Mercury Interactive Corp.*	49,200	2,451,636
Par Pharmaceutical Cos., Inc.*	53,800	1,894,298
Rowan Companies, Inc.*	43,400	1,055,922
Spinnaker Exploration Co.*	28,800	1,134,144
St. Jude Medical, Inc.*	27,700	2,095,505
Symbol Technologies, Inc.	119,093	1,755,431
The First Marblehead Corp.*	84,100	3,385,866
Thoratec Corp.* (c)	114,800	1,231,804
THQ, Inc.*	94,100	2,154,890
Waters Corp.*	64,400	3,077,032
Zions Bancorp.	64,000	3,932,800
(Cost $60,640,878)		79,452,013
Total Common Stocks (Cost $152,776,325)		205,859,426

Securities Lending Collateral 12.9%
Daily Assets Fund Institutional, 1.14% (d) (e) (Cost $31,395,966)	31,395,966	31,395,966

Cash Equivalents 2.5%
Scudder Cash Management QP Trust, 1.20% (b) (Cost $6,093,765)	6,093,765	6,093,765
Total Investment Portfolio - 100.0% (Cost $190,266,056) (a)		243,349,157

At June 30, 2004, the Global Discovery Portfolio had the following industry diversification:
Industry	Value ($)	Percent (%)
Financials	49,340,604	23.3
Information Technology	38,278,395	18.1
Consumer Discretionary	37,273,866	17.6
Health Care	32,836,883	15.4
Industrials	26,506,806	12.5
Materials	5,606,033	2.6
Energy	5,364,801	2.5
Utilities	4,420,538	2.1
Telecommunication Services	3,942,665	1.9
Consumer Staples	2,288,835	1.1
Total Common Stock	205,859,426	97.1
Cash Equivalents	6,093,765	2.9
	211,953,191	100.0

* Non-income producing security.
(a) The cost for federal income tax purposes was $190,774,277. At June 30, 2004, net unrealized appreciation for all securities based on tax cost was $52,574,880. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $61,496,796 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,921,916.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2004 amounted to $30,023,093, which is 14.1% of total net assets.
(d) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(e) Represents collateral held in connection with securities lending.

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2004, aggregated $21,245,663 and $19,135,780, respectively.

At December 31, 2003, the Global Discovery Portfolio had a net tax basis capital loss carryforward of approximately $55,714,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2009 ($24,864,000), December 31, 2010 ($25,620,000) and December 31, 2011 ($5,230,000), the respective expiration dates, whichever occurs first.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Global Discovery Portfolio

Statement of Assets and Liabilities as of June 30, 2004 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $152,776,325)	$ 205,859,426
Interest in Daily Assets Fund Institutional (cost $31,395,966)*	31,395,966
Investment in Scudder Cash Management QP Trust (cost $6,093,765)	6,093,765
Total investments in securities, at value (cost $190,266,056)	243,349,157
Foreign currency, at value (cost $207,094)	204,886
Dividends receivable	290,417
Interest receivable	22,739
Receivable for Portfolio shares sold	98,151
Foreign taxes recoverable	14,423
Total assets	243,979,773
Liabilities
Due to custodian bank	270
Payable upon return of securites loaned	31,395,966
Payable for Portfolio shares redeemed	76,788
Accrued management fee	174,111
Accrued distribution service fees	3,766
Other accrued expenses and payables	150,616
Total liabilities	31,801,517
Net assets, at value	$ 212,178,256
Net Assets
Net assets consist of: Undistributed net investment income	267,027
Net unrealized appreciation (depreciation) on: Investments	53,083,101
Foreign currency related transactions	1,077
Accumulated net realized gain (loss)	(51,632,518)
Paid-in capital	210,459,569
Net assets, at value	$ 212,178,256
Class A Net Asset Value, offering and redemption price per share ($193,297,499 / 17,760,978 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 10.88
Class B Net Asset Value, offering and redemption price per share ($18,880,757 / 1,754,906 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 10.76

Statement of Operations for the six months ended June 30, 2004 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $103,653)	$ 1,462,694
Interest - Scudder Cash Management QP Trust	88,251
Securities lending income	55,682
Total Income	1,606,627
Expenses: Management fee	1,009,669
Custodian fees	94,455
Accounting fees	63,210
Distribution service fees (Class B)	19,770
Record keeping fees (Class B)	5,146
Auditing	21,124
Legal	3,263
Trustees' fees and expenses	4,775
Reports to shareholders	8,643
Other	4,799
Total expenses, before expense reductions	1,234,854
Expense reductions	(665)
Total expenses, after expense reductions	1,234,189
Net investment income (loss)	372,438
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	4,669,345
Foreign currency related transactions	(33,559)
4,635,786
Net unrealized appreciation (depreciation) during the period on: Investments	4,855,682
Foreign currency related transactions	(9,740)
4,845,942
Net gain (loss) on investment transactions	9,481,728
Net increase (decrease) in net assets resulting from operations	$ 9,854,166

The accompanying notes are an integral part of the financial statements.

* Represents collateral on securities loaned.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Operations: Net investment income (loss)	$ 372,438	$ 406,219
Net realized gain (loss) on investment transactions	4,635,786	(3,501,571)
Net unrealized appreciation (depreciation) on investment transactions during the period	4,845,942	65,108,493
Net increase (decrease) in net assets resulting from operations	9,854,166	62,013,141
Distributions to shareholders from: Net investment income: Class A	(501,729)	(133,861)
Portfolio share transactions: Class A Proceeds from shares sold	15,494,120	36,495,865
Reinvestment of distributions	501,729	133,861
Cost of shares redeemed	(14,169,620)	(33,146,972)
Net increase (decrease) in net assets from Class A share transactions	1,826,229	3,482,754
Class B Proceeds from shares sold	5,946,869	6,497,655
Cost of shares redeemed	(990,030)	(1,234,627)
Net increase (decrease) in net assets from Class B share transactions	4,956,839	5,263,028
Increase (decrease) in net assets	16,135,505	70,625,062
Net assets at beginning of period	196,042,751	125,417,689
Net assets at end of period (including undistributed net investment income of $267,027 and $396,318, respectively)	$ 212,178,256	$ 196,042,751
Other Information
Class A Shares outstanding at beginning of period	17,610,512	17,358,587
Shares sold	1,428,225	4,275,233
Shares issued to shareholders in reinvestment of distributions	46,673	18,413
Shares redeemed	(1,324,432)	(4,041,721)
Net increase (decrease) in Portfolio shares	150,466	251,925
Shares outstanding at end of period	17,760,978	17,610,512
Class B Shares outstanding at beginning of period	1,289,405	645,610
Shares sold	559,247	796,263
Shares redeemed	(93,746)	(152,468)
Net increase (decrease) in Portfolio shares	465,501	643,795
Shares outstanding at end of period	1,754,906	1,289,405

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Global Discovery Portfolio

Class A

Years Ended December 31,	2004[a]	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 10.38	$ 6.97	$ 8.70	$ 11.76	$ 13.18	$ 8.04
Income (loss) from investment operations: Net investment income (loss)[b]	.02	.02	(.00)[c]	(.00)[c]	(.03)	(.06)
Net realized and unrealized gain (loss) on investment transactions	.51	3.40	(1.73)	(2.87)	(.62)	5.30
Total from investment operations	.53	3.42	(1.73)	(2.87)	(.65)	5.24
Less distributions from: Net investment income	(.03)	(.01)	-	-	(.11)	-
Net realized gains on investment transactions	-	-	-	(.19)	(.66)	(.10)
Total distributions	(.03)	(.01)	-	(.19)	(.77)	(.10)
Net asset value, end of period	$ 10.88	$ 10.38	$ 6.97	$ 8.70	$ 11.76	$ 13.18
Total Return (%)	5.19**	49.09	(19.89)	(24.59)	(5.29)	65.88
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	193	183	121	150	159	71
Ratio of expenses before expense reductions (%)	1.17*	1.18	1.19	1.23[d]	1.28	1.63
Ratio of expenses after expense reductions (%)	1.17*	1.18	1.19	1.22[d]	1.28	1.63
Ratio of net investment income (loss) (%)	.38*	.28	(.03)	.00[e]	(.25)	(.66)
Portfolio turnover rate (%)	19*	41	47	56	66	70

Class B

Years Ended December 31,	2004[a]	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 10.25	$ 6.89	$ 8.62	$ 11.69	$ 13.11	$ 8.01
Income (loss) from investment operations: Net investment income (loss)[b]	.00[c]	.00[c]	(.02)	(.02)	(.07)	(.08)
Net realized and unrealized gain (loss) on investment transactions	.51	3.36	(1.71)	(2.86)	(.61)	5.28
Total from investment operations	.51	3.36	(1.73)	(2.88)	(.68)	5.20
Less distributions from: Net investment income	-	-	-	-	(.08)	-
Net realized gains on investment transactions	-	-	-	(.19)	(.66)	(.10)
Total distributions	-	-	-	(.19)	(.74)	(.10)
Net asset value, end of period	$ 10.76	$ 10.25	$ 6.89	$ 8.62	$ 11.69	$ 13.11
Total Return (%)	4.98**	48.77	(20.07)	(24.96)	(5.42)	65.63
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	19	13	4	7	11	7
Ratio of expenses before expense reductions (%)	1.48*	1.43	1.44	1.48[d]	1.53	1.88
Ratio of expenses after expense reductions (%)	1.48*	1.43	1.44	1.47[d]	1.53	1.88
Ratio of net investment income (loss) (%)	.07*	.03	(.28)	(.25)	(.52)	(.91)
Portfolio turnover rate (%)	19*	41	47	56	66	70

a For the six months ended June 30, 2004 (Unaudited).
b Based on average shares outstanding during the period.
c Less than $.005 per share
d The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.22% and 1.22%, and 1.47% and 1.47% for Class A and Class B, respectively.
e Less than .005%
* Annualized
** Not annualized

Management Summary June 30, 2004

International Portfolio

Overseas stock markets moved higher in the first half of 2004, as the benefits of improving economic growth and higher corporate earnings outweighed concerns about any increase in US interest rates and China's efforts to restrain growth. The portfolio produced a positive absolute return of 2.18% (Class A shares, unadjusted for contract charges) for the six-month period ended June 30, 2004, but lagged the 4.56% return of the MSCI EAFE Index.

While emerging-markets stocks contributed to returns in the first quarter, they underperformed in the second quarter on concerns about rising interest rates in the United States. During the period as a whole, emerging markets were a net neutral contributor. The reason for the portfolio's overweight in emerging markets is not a top-down approach to investing in the asset class, but rather our positive view on the fundamentals and valuations of many companies in the developing countries. Despite the recent downturn in this area, we remain confident in the longer-term prospects of the emerging-markets companies in which the portfolio is invested. Asia, in particular, remains a source of compelling opportunities, especially among financial and real estate companies. Other detractors to performance included holdings in industrials, financials and UK media stocks. Helping performance was strong stock selection in information technology. Although the portfolio underperformed during the semiannual period, we believe our approach has enabled us to identify and invest in what we believe to be outstanding companies for the long term.

Alex Tedder
Lead Portfolio Manager

Clare Gray
Matthias Knerr
Sangita Uberoi
Portfolio Managers

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less then their original cost. Current performance may be lower or higher than the performance data quoted. Please visit scudder.com for the product's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Information concerning the portfolio holdings of the portfolio as of month-end is available upon request on the 16th of the following month.

Risk Considerations

This portfolio is subject to stock market risk. Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation, political and economic changes and market risks. This may result in greater share price volatility. Please read this portfolio's prospectus for specific details regarding its investments and risk profile.

Morgan Stanley Capital International (MSCI) Europe, Australia, Far East (EAFE) Index is an unmanaged capitalization-weighted measure of stock markets in Europe, Australia and the Far East. Index returns assume reinvested dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Effective July 12, 2004, the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index replaced the MSCI EAFE & Canada Index as the portfolio's benchmark index because the advisor believes it is more appropriate to measure the portfolio's performance against the MSCI EAFE Index as it more accurately reflects the portfolio's investment strategy. For the six months ended June 30, 2004, the MSCI & Canada Index returned 4.34%.

Portfolio management market commentary is as of June 30, 2004, and may not come to pass. This information is subject to change at any time based on market and other conditions.

Investment Portfolio as of June 30, 2004 (Unaudited)

International Portfolio

	Shares	Value ($)

Common Stocks 83.9%
Australia 1.0%
Australia & New Zealand Banking Group Ltd. (Cost $5,803,387)	447,892	5,707,074
Austria 0.6%
Wienerberger AG (Cost $3,011,255)	92,987	3,242,975
Brazil 0.7%
Companhia Vale do Rio Doce (ADR) (c) (Cost $2,160,963)	80,206	3,813,795
Denmark 0.6%
Tele Denmark AS (Cost $3,262,239)	106,190	3,458,022
Finland 1.2%
Nokia Oyj	170,957	2,471,582
Nokia Oyj (ADR)	128,290	1,865,337
Stora Enso Oyj "R"	195,624	2,658,890
(Cost $7,418,292)		6,995,809
France 6.0%
BNP Paribas SA (c)	115,970	7,146,120
Credit Agricole SA (c)	214,269	5,223,875
Schneider Electric SA	69,801	4,773,401
Total SA (c)	83,803	16,007,814
Vivendi Universal SA* (c)	70,030	1,946,357
(Cost $25,590,848)		35,097,567
Germany 7.3%
Allianz AG (Registered) (c)	70,820	7,685,918
Deutsche Telekom AG (Registered)* (c)	317,357	5,586,229
E.ON AG	116,306	8,407,372
Hypo Real Estate Holdings AG*	100,100	2,941,946
Metro AG (c)	68,360	3,246,568
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (c)	44,622	4,846,522
SAP AG (c)	14,850	2,466,598
Siemens AG (c)	107,917	7,775,965
(Cost $32,646,927)		42,957,118
Greece 0.9%
Alpha Bank AE	195,922	4,996,298
Public Power Corp.	14,731	350,163
(Cost $4,200,425)		5,346,461
Hong Kong 1.7%
Esprit Holdings Ltd.	1,311,534	5,868,462
Sun Hung Kai Properties Ltd. (REIT)	531,446	4,360,722
(Cost $9,955,550)		10,229,184
Hungary 0.8%
OTP Bank Rt (GDR) (Cost $2,171,404)	106,500	4,393,125
India 0.4%
ICICI Ltd. (Cost $2,958,038)	434,500	2,312,539
Italy 2.2%
Eni SpA (c)	431,120	8,576,731
	Shares	Value ($)

Terna SpA	2,118,750	4,597,304
(Cost $10,440,806)		13,174,035
Japan 20.5%
Aiful Corp.*	12,800	1,339,569
Canon, Inc.	192,200	10,154,362
Dai Nippon Printing Co., Ltd.	233,827	3,744,755
Daiwa House Industry Co., Ltd.	235,000	2,733,588
FANUC Ltd.	98,300	5,879,846
Hoya Corp.	71,000	7,449,993
KDDI Corp.	699	4,007,681
Kirin Brewery Co., Ltd.	598,000	5,928,626
Mitsubishi Corp. (c)	811,000	7,898,746
Mitsubishi Tokyo Financial Group, Inc.	588	5,456,700
Mitsui Fudosan Co., Ltd. (REIT)	532,000	6,393,678
Mizuho Financial Group, Inc.	1,840	8,368,631
Nippon Steel Corp.	3,004,871	6,322,557
Nissan Motor Co., Ltd.	642,157	7,157,040
Nomura Holdings, Inc.	452,753	6,718,391
Sharp Corp.	354,000	5,669,334
Sony Corp. (c)	121,116	4,573,775
Toyota Motor Corp.	360,500	14,640,603
Yamanouchi Pharmaceutical Co., Ltd.	176,000	5,934,856
(Cost $98,103,866)		120,372,731
Korea 2.4%
LG Electronics, Inc.	60,000	2,847,986
POSCO	31,060	4,008,610
Samsung Electronics Co., Ltd.	17,384	7,182,476
(Cost $10,276,819)		14,039,072
Netherlands 2.6%
ING Groep NV	393,921	9,315,675
Koninklijke (Royal) Philips Electronics NV	213,330	5,754,887
(Cost $13,066,957)		15,070,562
Russia 0.9%
LUKOIL (ADR)	27,710	2,895,695
YUKOS (ADR)	76,580	2,435,244
(Cost $5,009,351)		5,330,939
Spain 2.1%
Banco Popular Espanol SA	54,020	3,056,773
Gestevision Telecinco SA	42,601	637,188
Telefonica SA	578,300	8,565,110
(Cost $8,960,928)		12,259,071
Sweden 1.2%
Telefonaktiebolaget LM Ericsson "B"* (Cost $2,945,021)	2,395,137	7,071,409
Switzerland 9.8%
ABB Ltd.	1,225,850	6,716,315
Credit Suisse Group	150,100	5,342,492
Nestle SA (Registered)	56,994	15,225,752
Novartis AG (Registered)	187,655	8,292,692
Roche Holding AG	91,990	9,123,583
UBS AG (Registered)	184,097	12,994,649
(Cost $44,221,633)		57,695,483
	Shares	Value ($)

Thailand 0.4%
Bangkok Bank PCL (Foreign Registered)* (Cost $2,712,959)	1,047,994	2,525,441
United Kingdom 20.6%
AstraZeneca PLC	234,562	10,547,650
BAA PLC	321,395	3,233,368
BHP Billiton PLC	1,010,330	8,787,059
British Sky Broadcasting Group PLC	289,873	3,277,151
GlaxoSmithKline PLC	279,006	5,659,474
HSBC Holdings PLC	793,612	11,828,248
Imperial Tobacco Group PLC	159,100	3,435,461
Kingfisher PLC	665,082	3,460,342
National Grid Transco PLC	524,000	4,052,558
Prudential Corp. PLC	583,787	5,034,879
Reuters Group PLC	464,540	3,128,309
Royal Bank of Scotland Group PLC	403,532	11,647,342
Scottish & Southern Energy PLC	55,731	690,337
Shell Transport & Trading Co., PLC	1,985,837	14,600,256
Smith & Nephew PLC	727,300	7,845,718
Vodafone Group PLC	6,482,827	14,228,199
William Morrison Supermarkets PLC	1,154,060	4,861,234
	Shares	Value ($)

WPP Group PLC	425,400	4,329,960
(Cost $106,128,464)		120,647,545
Total Common Stocks (Cost $401,046,132)		491,739,957

Preferred Stock 1.0%
Germany
Henkel KGaA (Cost $4,359,371) (c)	65,677	5,618,626

Securities Lending Collateral 14.5%
Daily Assets Fund Institutional, 1.14% (d) (e) (Cost $85,171,505)	85,171,505	85,171,505

Cash Equivalents 0.6%
Scudder Cash Management QP Trust, 1.20% (b) (Cost $3,725,408)	3,725,408	3,725,408
Total Investment Portfolio - 100.0% (Cost $494,302,416) (a)		586,255,496

At June 30, 2004, the International Portfolio had the following industry diversification:
Industry	Value ($)	Percent (%)
Financials	139,636,610	27.9
Consumer Discretionary	74,132,783	14.8
Health Care	47,403,973	9.5
Energy	44,515,740	8.9
Industrials	43,265,371	8.6
Information Technology	38,661,756	7.7
Telecommunication Services	35,845,241	7.2
Consumer Staples	30,208,464	6.0
Materials	25,590,911	5.1
Utilities	18,097,734	3.6
Total Common and Preferred Stocks	497,358,583	99.3
Cash Equivalents	3,725,408	0.7
	501,083,991	100.0

* Non-income producing security.
(a) The cost for federal income tax purposes was $498,407,040. At June 30, 2004, net unrealized appreciation for all securities based on tax cost was $87,848,456. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $95,122,297 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,273,841.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2004 amounted to $81,061,077, which is 15.9% of total net assets.
(d) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(e) Represents collateral held in connection with securities lending.

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2004, aggregated $203,140,691 and $210,064,839, respectively.

At December 31, 2003, the International Portfolio had a net tax basis capital loss carryforward of approximately $252,386,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2009 ($133,060,000), December 31, 2010 (105,374,000) and December 31, 2011 ($13,952,000), the respective expiration dates, whichever occurs first.

The accompanying notes are an integral part of the financial statements.

Financial Statements

International Portfolio

Statement of Assets and Liabilities as of June 30, 2004 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $405,405,503)	$ 497,358,583
Investment in Daily Assets Fund Institutional (cost $85,171,505)*	85,171,505
Investment in Scudder Cash Management QP Trust (cost $3,725,408)	3,725,408
Total investments in securities, at value (cost $494,302,416)	586,255,496
Foreign currency, at value (cost $15,729,930)	15,762,613
Receivable for investments sold	2,809,782
Dividends receivable	812,522
Interest receivable	52,702
Receivable for Portfolio shares sold	559,619
Foreign taxes recoverable	488,308
Other assets	3,133
Total assets	606,744,175
Liabilities
Due to custodian bank	14,564
Payable upon return of securities loaned	85,171,505
Payable for investments purchased	10,743,885
Payable for Portfolio shares redeemed	832,485
Accrued management fee	360,905
Accrued distribution service fees	5,014
Other accrued expenses and payables	304,460
Total liabilities	97,432,818
Net assets, at value	$ 509,311,357
Net Assets
Net assets consist of: Undistributed net investment income	4,050,927
Net unrealized appreciation (depreciation) on: Investments	91,953,080
Foreign currency related transactions	53,466
Accumulated net realized gain (loss)	(238,769,124)
Paid-in capital	652,023,008
Net assets, at value	$ 509,311,357
Net Asset Value
Class A Net Asset Value, offering and redemption price per share ($482,684,166 / 57,909,813 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 8.34
Class B Net Asset Value, offering and redemption price per share ($26,627,191 / 3,197,672 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 8.33

* Represents collateral on securities loaned.
Statement of Operations for the six months ended June 30, 2004 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $855,603)	$ 6,706,190
Interest - Scudder Cash Management QP Trust	63,001
Securities lending income	207,483
Total Income	6,976,674
Expenses: Management fee	2,242,859
Custodian fees	169,972
Accounting fees	157,446
Distribution service fees (Class B)	32,196
Record keeping fees (Class B)	8,016
Auditing	22,740
Trustees' fees and expenses	7,788
Reports to shareholders	8,280
Other	24,022
Total expenses, before expense reductions	2,673,319
Expense reductions	(1,350)
Total expenses, after expense reductions	2,671,969
Net investment income (loss)	4,304,705
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	18,381,948
Foreign currency related transactions	248,547
18,630,495
Net unrealized appreciation (depreciation) during the period on: Investments	(11,529,598)
Foreign currency related transactions	(184,626)
(11,714,224)
Net gain (loss) on investment transactions	6,916,271
Net increase (decrease) in net assets resulting from operations	$ 11,220,976

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Operations: Net investment income (loss)	$ 4,304,705	$ 5,716,911
Net realized gain (loss) on investment transactions	18,630,495	(4,157,550)
Net unrealized appreciation (depreciation) on investment transactions during the period	(11,714,224)	111,190,364
Net increase (decrease) in net assets resulting from operations	11,220,976	112,749,725
Distributions to shareholders from: Net investment income: Class A	(6,363,977)	(3,294,533)
Class B	(312,686)	(65,246)
Portfolio share transactions: Class A Proceeds from shares sold	36,766,027	144,783,011
Reinvestment of distributions	6,363,977	3,294,533
Cost of shares redeemed	(50,280,244)	(179,951,683)
Net increase (decrease) in net assets from Class A share transactions	(7,150,240)	(31,874,139)
Class B Proceeds from shares sold	14,184,540	13,693,862
Reinvestment of distributions	312,686	65,246
Cost of shares redeemed	(12,001,669)	(1,831,157)
Net increase (decrease) in net assets from Class B share transactions	2,495,557	11,927,951
Increase (decrease) in net assets	(110,370)	89,443,758
Net assets at beginning of period	509,421,727	419,977,969
Net assets at end of period (including undistributed net investment income of $4,050,927 and $6,422,885, respectively)	$ 509,311,357	$ 509,421,727
Other Information
Class A Shares outstanding at beginning of period	58,747,179	63,268,457
Shares sold	4,338,995	21,527,511
Shares issued to shareholders in reinvestment of distributions	763,983	522,046
Shares redeemed	(5,940,344)	(26,570,835)
Net increase (decrease) in Portfolio shares	(837,366)	(4,521,278)
Shares outstanding at end of period	57,909,813	58,747,179
Class B Shares outstanding at beginning of period	2,910,661	1,173,516
Shares sold	1,687,783	1,976,109
Shares issued to shareholders in reinvestment of distributions	37,537	10,356
Shares redeemed	(1,438,309)	(249,320)
Net increase (decrease) in Portfolio shares	287,011	1,737,145
Shares outstanding at end of period	3,197,672	2,910,661

The accompanying notes are an integral part of the financial statements.

Financial Highlights

International Portfolio

Class A

Years Ended December 31,	2004[a]	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 8.26	$ 6.52	$ 8.05	$ 14.26	$ 20.34	$ 14.56
Income (loss) from investment operations: Net investment income[b]	.07	.09	.05	.06	.08	.12[c]
Net realized and unrealized gain (loss) on investment transactions	.12	1.70	(1.52)	(3.97)	(4.24)	7.17
Total from investment operations	.19	1.79	(1.47)	(3.91)	(4.16)	7.29
Less distributions from: Net investment income	(.11)	(.05)	(.06)	(.05)	(.09)	(.02)
Net realized gains on investment transactions	-	-	-	(2.25)	(1.83)	(1.49)
Total distributions	(.11)	(.05)	(.06)	(2.30)	(1.92)	(1.51)
Net asset value, end of period	$ 8.34	$ 8.26	$ 6.52	$ 8.05	$ 14.26	$ 20.34
Total Return (%)	2.18**	27.75	(18.37)	(30.86)	(21.70)	54.51
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	483	485	412	513	720	874
Ratio of expenses before expense reductions (%)	1.02*	1.05	1.03	1.01[d]	.96	1.03
Ratio of expenses after expense reductions (%)	1.02*	1.05	1.03	1.00[d]	.96	1.03
Ratio of net investment income (loss) (%)	.84[e]	1.32	.73	.64	.48	.76
Portfolio turnover rate (%)	81*	119	123	105	79	86

Class B

Years Ended December 31,	2004[a]	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 8.24	$ 6.50	$ 8.03	$ 14.19	$ 20.24	$ 14.51
Income (loss) from investment operations: Net investment income[b]	.06	.07	.04	.05	.04	.08[c]
Net realized and unrealized gain (loss) on investment transactions	.12	1.71	(1.53)	(3.94)	(4.22)	7.14
Total from investment operations	.18	1.78	(1.49)	(3.89)	(4.18)	7.22
Less distributions from: Net investment income	(.09)	(.04)	(.04)	(.02)	(.04)	-
Net realized gains on investment transactions	-	-	-	(2.25)	(1.83)	(1.49)
Total distributions	(.09)	(.04)	(.04)	(2.27)	(1.87)	(1.49)
Net asset value, end of period	$ 8.33	$ 8.24	$ 6.50	$ 8.03	$ 14.19	$ 20.24
Total Return (%)	2.02**	27.52	(18.62)	(30.81)	(21.89)	54.13
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	27	24	8	3.77		.69
Ratio of expenses before expense reductions (%)	1.33*	1.32	1.28	1.26[d]	1.21	1.28
Ratio of expenses after expense reductions (%)	1.33*	1.32	1.28	1.25[d]	1.21	1.28
Ratio of net investment income (loss) (%)	.68[e]	1.05	.48	.39	.23	.53
Portfolio turnover rate (%)	81*	119	123	105	79	86

a For the six months ended June 30, 2004 (Unaudited).
b Based on average shares outstanding during the period.
c Net investment income per share includes non-recurring dividend income amounting to $.03 per share.
d The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.00% and 1.00%, and 1.25% and 1.25% for Class A and Class B, respectively.
e The ratio for the six months ended June 30, 2004 has not been annualized since the Portfolio believes it would not be appropriate because the Portfolio's income is not earned ratable throughout the fiscal year.
* Annualized ** Not annualized

Management Summary June 30, 2004

Health Sciences Portfolio

Health care stocks, as a group, performed well in the period, helping the portfolio to generate a return of 4.57% (Class A shares, unadjusted for contract charges) for the six-month period ended June 30, 2004. In comparison, the S&P 500 index returned 3.44% and the Goldman Sachs Healthcare Index returned 4.79%. Portfolio performance was helped by our underweight in major pharmaceuticals, which we continue to view cautiously due to looming patent expirations and the likelihood that political rhetoric will heat up ahead of the November elections. We received strong returns from the portfolio's holdings in the health care services area, where we favor the prescription benefits management and health insurance areas over hospitals and distributors. The medical device and supply industry, particularly companies in the fast-growing orthopedic area, was also a source of favorable performance. Within this subsector, we are especially interested in the manufacturers of implantable cardiac devices.

On the negative side, performance was hurt by the weak showing of biotechnology stocks in the second quarter. On a longer-term basis, we continue to believe biotech is the most dynamic subsector within health care, due to the flood of exciting new products coming to the market. In the short term, however, biotechs fell victim to the traditional summer weakness in the sector. The portfolio's performance also was hurt by our positioning in the specialty pharmaceuticals area, where the makers of generic drugs turned in a poor showing. Looking ahead, we believe our focus on fast-growing companies that are at or near profitability has positioned the portfolio to take advantage of the many positive trends in the health care sector.

James E. Fenger
Leefin Lai
Co-Managers
Thomas Bucher
Consultant to the Portfolio

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less then their original cost. Current performance may be lower or higher than the performance data quoted. Please visit scudder.com for the product's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Information concerning the portfolio holdings of the portfolio as of month-end is available upon request on the 16th of the following month.

Risk Considerations

This portfolio is subject to stock market risk. This portfolio is non-diversified and can take larger positions in fewer companies, increasing its overall potential risk. The portfolio may focus its investments on certain industry sectors, thereby increasing its vulnerability to any single industry or regulatory development. All of these factors may result in greater share price volatility. Please read this portfolio's prospectus for specific details regarding its investments and risk profile.

The Standard & Poor's 500 (S&P 500) index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvested dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

The Goldman Sachs Healthcare Index is a market-capitalization-weighted index of 14 stocks designed to measure the performance of companies in the health care sector. Index returns assume reinvested dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Portfolio management market commentary is as of June 30, 2004, and may not come to pass. This information is subject to change at any time based on market and other conditions.

Investment Portfolio as of June 30, 2004 (Unaudited)

Health Sciences Portfolio

	Shares	Value ($)

Common Stocks 95.0%
Health Care 95.0%
Biotechnology 22.3%
Alkermes, Inc.*	40,900	556,240
Amgen, Inc.*	52,750	2,878,567
Amylin Pharmaceuticals, Inc.*	41,900	955,320
AtheroGenics, Inc.*	20,800	395,824
Atrix Laboratories, Inc.*	21,200	726,736
Axonyx, Inc.* (c)	77,100	404,004
Biogen Idec, Inc.*	34,320	2,170,740
Celgene Corp.*	7,400	423,724
Chiron Corp.*	36,800	1,642,752
Discovery Laboratories, Inc.*	60,500	580,195
Dyax Corp.*	60,200	707,350
Gen-Probe, Inc.*	25,300	1,197,196
Genentech, Inc.*	40,000	2,248,000
Genzyme Corp. (General Division)*	51,100	2,418,563
Gilead Sciences, Inc.*	41,400	2,773,800
GPC Biotech AG (ADR)*	65,012	880,913
Incyte Corp.*	50,400	385,056
Keryx Biopharmaceuticals, Inc.*	50,500	639,330
Kosan Biosciences, Inc.*	21,100	166,690
Martek Biosciences Corp.*	9,500	533,615
Medicines Co.*	54,400	1,659,744
MGI Pharma, Inc.*	63,200	1,707,032
Millennium Pharmaceuticals, Inc.*	63,100	870,780
Myogen, Inc.*	22,500	174,600
Neurocrine Biosciences, Inc.*	25,500	1,322,175
Onyx Pharmaceuticals, Inc.*	3,600	152,496
OSI Pharmaceuticals, Inc.*	3,100	218,364
Pharmion Corp.*	15,700	768,044
		29,557,850
Health Care Services 15.9%
Aetna, Inc.	17,700	1,504,500
Allscripts Heathcare Solutions, Inc.*	41,600	326,144
AmerisourceBergen Corp.	21,000	1,255,380
Anthem, Inc.*	30,100	2,695,756
Cardinal Health, Inc.	25,600	1,793,280
Caremark Rx, Inc.*	132,500	4,364,550
Express Scripts, Inc. "A"*	9,400	744,762
Medco Health Solutions, Inc.*	27,584	1,034,400
Omnicare, Inc.	23,300	997,473
PSS World Medical, Inc.*	77,700	870,240
UnitedHealth Group, Inc.	52,000	3,237,000
WellCare Health Plans, Inc.*	2,600	44,200
WellPoint Health Networks, Inc.*	19,500	2,184,195
		21,051,880
Hospital Management 4.5%
Community Health Systems, Inc.*	66,900	1,790,913
HCA, Inc.	43,300	1,800,847
Kindred Healthcare, Inc.*	50,700	1,335,945
Manor Care, Inc.	31,300	1,022,884
		5,950,589
	Shares	Value ($)

Life Sciences Equipment 1.9%
Charles River Laboratories International, Inc.*	31,400	1,534,518
Invitrogen Corp.*	13,600	979,064
		2,513,582
Medical Supply & Specialty 17.8%
Becton, Dickinson and Co.	33,500	1,735,300
Biomet, Inc.	19,100	848,804
Boston Scientific Corp.*	43,200	1,848,960
C.R. Bard, Inc.	24,200	1,370,930
Dade Behring, Inc.*	14,100	670,032
Elekta AB "B"*	40,800	903,435
Fisher Scientific International, Inc.*	45,900	2,650,725
Guidant Corp.	38,400	2,145,792
I-Flow Corp.*	30,300	359,358
Kyphon, Inc.*	36,300	1,022,934
Medtronic, Inc.	32,400	1,578,528
Nobel Biocare Holding AG	11,800	1,849,870
Smith & Nephew PLC	93,865	1,012,565
St. Jude Medical, Inc.*	26,900	2,034,985
Stryker Corp.	24,400	1,342,000
Varian Medical Systems, Inc.*	7,400	587,190
Zimmer Holdings, Inc.*	19,600	1,728,720
		23,690,128
Pharmaceuticals 32.6%
Abbott Laboratories	57,800	2,355,928
Alcon, Inc.	17,600	1,384,240
Allergan, Inc.	20,500	1,835,160
Altana AG	7,883	474,991
AstraZeneca PLC	25,664	1,154,044
Barr Laboratories, Inc.*	8,000	269,600
Barrier Therapeutics, Inc.*	45,500	637,910
Elan Corp. (ADR)* (c)	39,800	984,652
Eli Lilly & Co.	47,000	3,285,770
Forest Laboratories, Inc.*	15,560	881,163
IVAX Corp.*	93,800	2,250,262
Medicis Pharmaceutical Corp.	23,700	946,815
Mylan Laboratories, Inc.	61,925	1,253,981
Novartis AG (Registered)	72,176	3,189,541
Pfizer, Inc.	241,540	8,279,991
Roche Holding AG	26,998	2,677,666
Sanofi-Synthelabo SA	20,000	1,270,198
Schering-Plough Corp.	133,200	2,461,536
Taro Pharmaceutical Industries Ltd.* (c)	19,600	852,600
Teva Pharmaceutical Industries Ltd. (ADR)	23,400	1,574,586
Valeant Pharmaceuticals International	35,300	706,000
Watson Pharmaceuticals, Inc.*	30,500	820,450
Wyeth	66,000	2,386,561
Yamanouchi Pharmaceutical Co., Ltd.	39,000	1,315,110
		43,248,755
Total Common Stocks (Cost $103,424,425)		126,012,784
	Shares	Value ($)

Securities Lending Collateral 1.4%
Daily Assets Fund Institutional, 1.14% (d) (e) (Cost $1,846,250)	1,846,250	1,846,250

	Shares	Value ($)

Cash Equivalents 3.6%
Scudder Cash Management QP Trust, 1.20% (b) (Cost $4,801,473)	4,801,473	4,801,473
Total Investment Portfolio - 100.0% (Cost $110,072,148) (a)		132,660,507

* Non-income producing security.
(a) The cost for federal income tax purposes was $110,772,039. At June 30, 2004, net unrealized appreciation for all securities based on tax cost was $21,888,468. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $24,403,738 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,515,270.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2004 amounted to $1,789,502, which is 1.4% of total net assets.
(d) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(e) Represents collateral held in connection with securities lending.

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2004, aggregated $48,199,128 and $34,083,773, respectively.

At December 31, 2003, the Health Sciences Portfolio had a net tax basis capital loss carryforward of approximately $10,063,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2009 ($305,000), December 31, 2010 ($7,516,000) and December 31, 2011 ($2,242,000), the respective expiration dates, whichever occurs first.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Health Sciences Portfolio

Statement of Assets and Liabilities as of June 30, 2004 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $103,424,425)	$ 126,012,784
Investment in Daily Assets Fund Institutional (cost $1,846,250)*	1,846,250
Investment in Scudder Cash Management QP Trust (cost $4,801,473)	4,801,473
Total investments in securities, at value (cost $110,072,148)	132,660,507
Cash	10,000
Foreign currency, at value (cost $127,342)	127,290
Dividends receivable	5,761
Interest receivable	7,810
Receivable for Portfolio shares sold	111,230
Foreign taxes recoverable	12,505
Other assets	1,303
Total assets	132,936,406
Liabilities
Payable upon return of securities loaned	1,846,250
Payable for investments purchased	2,271,999
Payable for Portfolio shares redeemed	138
Accrued management fee	76,911
Accrued distribution service fees	7,691
Other accrued expenses and payables	73,042
Total liabilities	4,276,031
Net assets, at value	$ 128,660,375
Net Assets
Net assets consist of: Accumulated net investment loss	(128,533)
Net unrealized appreciation (depreciation) on: Investments	22,588,359
Foreign currency related transactions	(11,155)
Accumulated net realized gain (loss)	(7,540,175)
Paid-in capital	113,751,879
Net assets, at value	$ 128,660,375
Net Asset Value
Class A Net Asset Value, offering and redemption price per share ($111,526,728 / 9,744,211 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 11.45
Class B Net Asset Value, offering and redemption price per share ($17,133,647 / 1,505,847 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 11.38

* Represents collateral on securities loaned.
Statement of Operations for the six months ended June 30, 2004 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $21,739)	$ 398,749
Interest - Scudder Cash Management QP Trust	37,141
Securities lending income	12,353
Total Income	448,243
Expenses: Management fee	464,156
Custodian fees	18,701
Accounting fees	23,924
Distribution service fees (Class B)	17,976
Record keeping fees (Class B)	9,837
Auditing	18,855
Legal	3,930
Trustees' fees and expenses	2,667
Reports to shareholders	13,807
Other	3,509
Total expenses, before expense reductions	577,362
Expense reductions	(586)
Total expenses, after expense reductions	576,776
Net investment income (loss)	(128,533)
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	3,995,938
Foreign currency related transactions	(26,124)
3,969,814
Net unrealized appreciation (depreciation) during the period on: Investments	1,236,358
Foreign currency related transactions	(11,960)
1,224,398
Net gain (loss) on investment transactions	5,194,212
Net increase (decrease) in net assets resulting from operations	$ 5,065,679

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Operations: Net investment income (loss)	$ (128,533)	$ (234,147)
Net realized gain (loss) on investment transactions	3,969,814	(1,611,899)
Net unrealized appreciation (depreciation) on investment transactions during the period	1,224,398	27,513,109
Net increase (decrease) in net assets resulting from operations	5,065,679	25,667,063
Portfolio share transactions: Class A Proceeds from shares sold	10,863,328	17,907,340
Cost of shares redeemed	(5,244,100)	(9,770,087)
Net increase (decrease) in net assets from Class A share transactions	5,619,228	8,137,253
Class B Proceeds from shares sold	5,774,821	9,800,801
Cost of shares redeemed	(402,030)	(305,900)
Net increase (decrease) in net assets from Class B share transactions	5,372,791	9,494,901
Increase (decrease) in net assets	16,057,698	43,299,217
Net assets at beginning of period	112,602,677	69,303,460
Net assets at end of period (including accumulated net investment loss of $128,533 at June 30, 2004)	$ 128,660,375	$ 112,602,677
Other Information
Class A Shares outstanding at beginning of period	9,253,001	8,419,124
Shares sold	948,176	1,933,592
Shares redeemed	(456,966)	(1,099,715)
Net increase (decrease) in Portfolio shares	491,210	833,877
Shares outstanding at end of period	9,744,211	9,253,001
Class B Shares outstanding at beginning of period	1,034,876	39,123
Shares sold	506,086	1,024,680
Shares redeemed	(35,115)	(28,927)
Net increase (decrease) in Portfolio shares	470,971	995,753
Shares outstanding at end of period	1,505,847	1,034,876

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Health Sciences Portfolio

Class A

Years Ended December 31,	2004[a]	2003	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 10.95	$ 8.19	$ 10.65	$ 10.00
Income (loss) from investment operations: Net investment income (loss)[d]	(.01)	(.02)	(.03)	(.02)
Net realized and unrealized gain (loss) on investment transactions	.51	2.78	(2.43)	.67
Total from investment operations	.50	2.76	(2.46)	.65
Net asset value, end of period	$ 11.45	$ 10.95	$ 8.19	$ 10.65
Total Return (%)	4.57**	33.70	(23.10)	6.50e**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	112	101	69	56
Ratio of expenses before expense reductions (%)	.89*	.87	.91	1.40*
Ratio of expenses after expense reductions (%)	.89*	.87	.91	.95*
Ratio of net investment income (loss) (%)	(.17)*	(.24)	(.38)	(.25)*
Portfolio turnover rate (%)	57*	64	53	34*

Class B

	2004[a]	2003	2002[c]
Selected Per Share Data
Net asset value, beginning of period	$ 10.91	$ 8.19	$ 8.09
Income (loss) from investment operations: Net investment income (loss)[d]	(.03)	(.07)	(.04)
Net realized and unrealized gain (loss) on investment transactions	.50	2.79	.14
Total from investment operations	.47	2.72	.10
Net asset value, end of period	$ 11.38	$ 10.91	$ 8.19
Total Return (%)	4.31**	33.21	1.24**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	17	11.3
Ratio of expenses (%)	1.28*	1.26	1.16*
Ratio of net investment income (loss) (%)	(.56)*	(.63)	(.92)*
Portfolio turnover rate (%)	57*	64	53

a For the six months ended June 30, 2004 (Unaudited).
b For the period May 1, 2001 (commencement of operations) to December 31, 2001.
c For the period July 1, 2002 (commencement of operations of Class B shares) to December 31, 2002.
d Based on average shares outstanding during the period.
e Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Scudder Variable Series I (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, registered management investment company organized as a Massachusetts business trust. The Fund is a series fund consisting of eight diversified portfolios: Money Market Portfolio, Bond Portfolio, Balanced Portfolio, Growth and Income Portfolio, Capital Growth Portfolio, 21st Century Growth Portfolio, Global Discovery Portfolio and International Portfolio, and one non-diversified portfolio: Health Sciences Portfolio (individually or collectively hereinafter referred to as a "Portfolio" or the "Portfolios"). The Fund is intended to be the underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies").

Multiple Classes of Shares of Beneficial Interest. The Fund offers one class of shares for the Money Market Portfolio and two classes of shares (Class A shares and Class B shares) for each of the other Portfolios. Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and record keeping fees equal to an annual rate of 0.25% and up to 0.15%, respectively, of the average daily net assets of the Class B shares of the applicable Portfolio. Class A shares are not subject to such fees. Class B shares for certain Portfolios have not been funded, and thus are not shown in these financial statements.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fee and record keeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of the financial statements for its Portfolios.

Security Valuation. The Money Market Portfolio values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Securities in each of the remaining Portfolios are valued in the following manner:

Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Debt securities are valued by independent pricing services approved by the Trustees of the Fund. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker-dealer. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Scudder Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Foreign Currency Translations. The books and records of the Portfolios are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains and losses on investment securities.

Repurchase Agreements. Each Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio's claims on the collateral may be subject to legal proceedings.

Mortgage Dollar Rolls. The Bond Portfolio and Balanced Portfolio may enter into mortgage dollar rolls in which the Portfolio sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities on a fixed date. The Portfolio receives compensation as consideration for entering into the commitment to repurchase. The compensation is paid in the form of a lower price for the security upon its repurchase or, alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract.

Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Portfolio is able to repurchase them. At the time the Portfolio enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

The Bond Portfolio and Balanced Portfolio entered into mortgage dollar rolls during the six months ended June 30, 2004.

When-Issued/Delayed Delivery Securities. Each Portfolio may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time a Portfolio enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Portfolio until payment takes place. At the time the Portfolio enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Securities Lending. Each Portfolio, except the Money Market Portfolio, may lend securities to financial institutions. The Portfolio retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the securities and to participate in any changes in their market value. The Portfolio requires the borrowers of the securities to maintain collateral with the Portfolio in the form of cash and/or government securities equal to 102 percent of the value of domestic securities and 105 percent of the value of foreign-denominated securities. The Portfolio may invest the cash collateral in an affiliated money market fund. The Portfolio receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral. Either the Portfolio or the borrower may terminate the loan. During the six months ended June 30, 2004, the Bond Portfolio, Growth and Income Portfolio, Capital Growth Portfolio, 21st Century Growth Portfolio, Global Discovery Portfolio, International Portfolio and Health Sciences Portfolio loaned securities.

Taxes. Each Portfolio is treated as a separate taxpayer as provided for in the Internal Revenue Code, as amended. It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares. Accordingly, the Portfolios paid no federal income taxes and no federal income tax provision was required.

Gains realized upon disposition of Indian securities held by the Global Discovery Portfolio and the International Portfolio are subject to capital gains tax in India, payable prior to repatriation of sale proceeds. The tax is computed on net realized gains; any realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the Global Discovery Portfolio and the International Portfolio accrue a deferred tax liability for net unrealized gains in excess of available carryforwards on Indian securities.

Distribution of Income and Gains. Net investment income of the Money Market Portfolio is declared as a daily dividend and is distributed to shareholders monthly. All other Portfolios will declare and distribute dividends from their net investment income, if any, in April, although additional distributions may be made if necessary. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to each Portfolio if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in forward currency contracts, passive foreign investment companies, post October loss deferrals, non-taxable distributions and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each Portfolio may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Portfolio.

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

Expenses. Each Portfolio is charged for those expenses which are directly attributable to it, such as management fees and custodian fees, while other expenses, such as reports to shareholders and legal fees, are allocated among the Portfolios.

Other. For the Money Market Portfolio, investment transactions are accounted for on trade date. For all other Portfolios, investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Portfolio is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), the Advisor directs the investments of the Portfolios in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolios. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement.

Under the Fund's management agreement with the Advisor, the Portfolios pay a monthly investment management fee, based on the average daily net assets of each Portfolio, payable monthly, at the annual rates shown below:

Portfolio	Annual Management Fee Rate
Money Market Portfolio	0.370%
Bond Portfolio	0.475%
Balanced Portfolio	0.475%
Growth and Income Portfolio	0.475%
21st Century Growth Portfolio	0.875%
Global Discovery Portfolio	0.975%

Deutsche Asset Management Investment Services Ltd. ("DeAMIS"), an affiliate of the Advisor, serves as subadvisor with respect to the investment and reinvestment of assets in the Bond Portfolio. The Advisor compensates DeAMIS out of the management fee it receives from the Bond Portfolio.

The Capital Growth Portfolio pays the Advisor a graduated investment management fee, based on the average daily net assets of the Portfolio, payable monthly, at the annual rates shown below:

Average Daily Net Assets of the Portfolio	Annual Management Fee Rate
first $500 million	0.475%
next $500 million	0.450%
over $1 billion	0.425%

For the six months ended June 30, 2004, the Capital Growth Portfolio incurred a management fee equivalent to an annualized effective rate of 0.467% of the Portfolio's average daily net assets.

The International Portfolio pays the Advisor a graduated investment management fee, based on the average daily net assets of the Portfolio, payable monthly, at the annual rates shown below:

Average Daily Net Assets of the Portfolio	Annual Management Fee Rate
first $500 million	0.875%
over $500 million	0.725%

For the six months ended June 30, 2004, the International Portfolio incurred a management fee equivalent to an annualized effective rate of 0.869% of the Portfolio's average daily net assets. DeAMIS serves as subadvisor with respect to the investment and reinvestment of assets in the International Portfolio. The Advisor compensates DeAMIS out of the management fee it receives from the International Portfolio.

The Health Sciences Portfolio pays the Advisor a graduated investment management fee, based on the average daily net assets of the Portfolio, payable monthly, at the annual rates shown below:

Average Daily Net Assets of the Portfolio	Annual Management Fee Rate
first $250 million	0.750%
next $750 million	0.725%
next $1.5 billion	0.700%
next $2.5 billion	0.680%
next $2.5 billion	0.650%
next $2.5 billion	0.640%
next $2.5 billion	0.630%
over $12.5 billion	0.620%

For the six months ended June 30, 2004, the Health Sciences Portfolio incurred a management fee equivalent to an annualized effective rate of 0.750% of the Portfolio's average daily net assets.

For the six months ended June 30, 2004, the Advisor had agreed to reimburse the Portfolios for expenses as follows:

Portfolio	Amount ($)
Money Market Portfolio	596
Bond Portfolio	846
Balanced Portfolio	689
Growth and Income Portfolio	718
Capital Growth Portfolio	1,804
21st Century Growth Portfolio	449
Global Discovery Portfolio	665
International Portfolio	1,350
Health Sciences Portfolio	548

The Trustees authorized the Fund on behalf of each Portfolio to pay Scudder Fund Accounting Corporation, a subsidiary of the Advisor, for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. Scudder Investments Service Company, an affiliate of the Advisor, is the transfer and dividend-paying agent of the Fund. These affiliated entities have in turn entered into various agreements with third-party service providers to provide these services.

Scudder Distributors, Inc. ("SDI"), also an affiliate of the Advisor, is the Fund's Distributor. In accordance with the Master Distribution Plan, SDI receives 12b-1 fees of 0.25% of average daily net assets of Class B shares. Pursuant to the Master Distribution Plan, SDI remits these fees to the Participating Insurance Companies for various costs incurred or paid by these companies in connection with marketing and distribution of Class B shares. These fees are detailed in each Portfolio's Statement of Operations.

The Portfolios pay each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings. Allocated Trustees' fees and expenses for each Portfolio for the six months ended June 30, 2004 are detailed in each Portfolio's Statement of Operations.

Scudder Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Scudder Cash Management QP Trust (the ``QP Trust''), and other affiliated funds managed by the Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Advisor a management fee for the affiliated funds' investments in the QP Trust.

C. Expense Off-Set Arrangements

The Money Market Portfolio, Bond Portfolio, Balanced Portfolio, Growth and Income Portfolio, Capital Growth Portfolio, 21st Century Growth Portfolio and Health Sciences Portfolio have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Portfolios' expenses. During the six months ended June 30, 2004, the custodian fees were reduced as follows:

Portfolio	Custody Credits ($)
Money Market Portfolio	30
Bond Portfolio	337
Balanced Portfolio	188
Growth and Income Portfolio	9
Capital Growth Portfolio	12
21st Century Growth Portfolio	19
Health Sciences Portfolio	38

D. Ownership of the Portfolios

At the end of the period, the beneficial ownership in the Portfolios was as follows:

Money Market Portfolio: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding shares of the Portfolio, each owning 49% and 21%, respectively.

Bond Portfolio: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding shares of the Portfolio, each owning 54% and 17%, respectively.

Balanced Portfolio: Three Participating Insurance Companies were owners of record of 10% or more of the total outstanding shares of the Portfolio, each owning 41%, 34% and 17%, respectively.

Growth and Income Portfolio: Three Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 31%, 23% and 22%, respectively. Two Participating Insurance Companies were owners of record of 65% and 23%, respectively, of the total outstanding Class B shares of the Portfolio.

Capital Growth Portfolio: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 59% and 12%, respectively. One Participating Insurance Company was owner of record of 89% of the total outstanding Class B shares of the Portfolio.

21st Century Growth Portfolio: Three Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 61%, 23% and 13%, respectively. One Participating Insurance Company was owner of record of 93% of the total outstanding Class B shares of the Portfolio.

Global Discovery Portfolio: Three Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 54%, 22% and 11%, respectively. Two Participating Insurance Companies were owners of record of 65% and 28%, respectively, of the total outstanding Class B shares of the Portfolio.

International Portfolio: Three Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 35%, 20% and 11%, respectively. One Participating Insurance Company was owner of record of 90% of the total outstanding Class B shares of the Portfolio.

Health Sciences Portfolio: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 72% and 27%, respectively. One Participating Insurance Company was owner of record of 90% of the total outstanding Class B shares of the Fund.

E. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. Each Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. We are unable to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, Deutsche Asset Management ("DeAM") and its affiliates, certain individuals, including in some cases Fund Trustees/Directors, and other parties. DeAM has undertaken to bear all liabilities and expenses incurred by the Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding fund valuation, market timing, revenue sharing or other subjects of the pending inquiries. Based on currently available information, DeAM believes the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect its ability to perform under its investment management agreements with the Scudder funds.

Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site - scudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

[Scudder Investments logo]

ITEM 2.         CODE OF ETHICS.

                        Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                        Not applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not applicable.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                        Not applicable.

ITEM 8.         [RESERVED]

ITEM 9.         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Committee on Independent Trustees/Directors selects and nominates
Independent Trustees/Directors. Fund shareholders may also submit nominees that will be considered by the committee when a Board vacancy occurs. Submissions should be mailed to the attention of the Secretary of the Trust, Two
International Place, Boston, MA 02110.

ITEM 10.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

Fund management has previously identified a significant deficiency relating to the overall fund expense payment and accrual process. This matter relates primarily to a bill payment processing issue. There was no material impact to shareholders, fund net asset value, fund performance or the accuracy of any fund's financial statements. Fund management discussed this matter with the
Registrant's Audit Committee and auditors, instituted additional procedures to enhance its internal controls and will continue to develop additional controls and redesign work flow to strengthen the overall control environment associated with the processing and recording of fund expenses.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 11.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Variable Series I

By:                                 /s/Julian Sluyters
                                    ------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Variable Series I

By:                                 /s/Julian Sluyters
                                    ------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 23, 2004

By:                                 /s/Charles A. Rizzo
                                    ------------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               August 23, 2004